Schedule of Investments
(unaudited)
December 31, 2024
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.4%
AAR Corp.
(a)
....................... 939,318 $ 57,561,407
AeroVironment, Inc.
(a) (b)
................ 751,689 115,677,420
AerSale Corp.
(a) (b)
.................... 901,075 5,676,773
Archer Aviation, Inc. , Class A
(a) (b)
.......... 6,270,641 61,138,750
Astronics Corp.
(a) (b)
................... 777,126 12,402,931
Byrna Technologies, Inc.
(a) (b)
............. 456,529 13,152,600
Cadre Holdings, Inc. .................. 680,770 21,988,871
Ducommun, Inc.
(a) (b)
.................. 364,994 23,235,518
Eve Holding, Inc.
(a) (b)
.................. 1,209,952 6,582,139
Intuitive Machines, Inc. , Class A
(a) (b)
........ 819,668 14,885,171
Kratos Defense & Security Solutions, Inc.
(a) (b)
. 3,971,708 104,773,657
Leonardo DRS, Inc.
(a) (b)
................ 1,988,772 64,257,223
Mercury Systems, Inc.
(a)
............... 1,398,431 58,734,102
Moog, Inc. , Class A .................. 767,942 151,161,703
National Presto Industries, Inc. ........... 132,146 13,005,809
Park Aerospace Corp. ................. 450,940 6,606,271
Redwire Corp.
(a) (b)
.................... 629,241 10,357,307
Rocket Lab USA, Inc.
(a) (b)
............... 9,330,306 237,642,894
Triumph Group, Inc.
(a) (b)
................ 1,979,404 36,935,679
V2X, Inc.
(a) (b)
....................... 376,678 18,016,509
Virgin Galactic Holdings, Inc.
(a) (b)
.......... 699,582 4,113,542
VirTra, Inc.
(a) (b)
...................... 304,316 2,054,133
1,039,960,409
Air Freight & Logistics — 0.2%
Air Transport Services Group, Inc.
(a) (b)
...... 1,372,910 30,176,562
Forward Air Corp.
(a) (b)
................. 670,459 21,622,303
Hub Group, Inc. , Class A ............... 1,636,737 72,933,001
Radiant Logistics, Inc.
(a) (b)
.............. 919,388 6,159,899
130,891,765
Automobile Components — 1.1%
Adient plc
(a) (b)
....................... 2,410,538 41,533,570
American Axle & Manufacturing Holdings, Inc.
(a)
3,141,818 18,316,799
Cooper-Standard Holdings, Inc.
(a) (b)
........ 434,510 5,891,956
Dana, Inc. ......................... 3,512,310 40,602,304
Dorman Products, Inc.
(a)
............... 693,077 89,788,125
Fox Factory Holding Corp.
(a) (b)
........... 1,135,095 34,359,326
Gentherm, Inc.
(a) (b)
................... 815,932 32,576,085
Goodyear Tire & Rubber Co. (The)
(a) (b)
...... 7,667,608 69,008,472
Holley, Inc.
(a) (b)
...................... 1,176,452 3,552,885
LCI Industries ...................... 669,004 69,168,323
Luminar Technologies, Inc.
(a) (b)
........... 591,907 3,184,460
Modine Manufacturing Co.
(a) (b)
........... 1,389,459 161,079,982
Patrick Industries, Inc.
(b)
............... 881,382 73,225,216
Phinia, Inc. ........................ 1,123,428 54,115,527
Solid Power, Inc. , Class A
(a) (b)
............ 4,162,083 7,866,337
Standard Motor Products, Inc. ........... 560,777 17,372,871
Stoneridge, Inc.
(a)
.................... 715,804 4,488,091
Visteon Corp.
(a)
..................... 731,053 64,859,022
XPEL, Inc.
(a) (b) (c)
..................... 674,844 26,953,269
817,942,620
Automobiles — 0.1%
Canoo, Inc.
(a) (b)
..................... 78,369 110,500
Livewire Group, Inc.
(a) (b)
................ 418,710 2,013,995
Winnebago Industries, Inc. ............. 778,073 37,176,328
39,300,823
Banks — 10.3%
1st Source Corp. .................... 528,589 30,859,026
ACNB Corp. ....................... 247,783 9,869,197
Amalgamated Financial Corp. ........... 552,891 18,505,262
Amerant Bancorp, Inc. , Class A .......... 1,021,639 22,894,930
Ameris Bancorp ..................... 1,759,489 110,091,227
Security
Shares
Shares Value
Banks (continued)
Ames National Corp. ................. 268,516 $ 4,411,718
Arrow Financial Corp. ................. 498,377 14,308,404
Associated Banc-Corp. ................ 4,435,141 105,999,870
Atlantic Union Bankshares Corp. ......... 2,207,489 83,619,683
Axos Financial, Inc.
(a)
................. 1,435,909 100,298,244
Banc of California, Inc. ................ 3,717,038 57,465,407
BancFirst Corp. ..................... 553,937 64,910,338
Bancorp, Inc. (The)
(a) (b)
................ 1,222,406 64,335,228
Bank First Corp. .................... 271,656 26,918,393
Bank of Hawaii Corp. ................. 945,019 67,323,154
Bank of Marin Bancorp ................ 506,872 12,048,347
Bank of NT Butterfield & Son Ltd. (The) ..... 1,247,814 45,607,602
Bank7 Corp. ....................... 141,507 6,602,717
BankUnited, Inc. .................... 1,803,885 68,854,290
Bankwell Financial Group, Inc. ........... 204,431 6,368,026
Banner Corp. ...................... 819,978 54,749,931
Bar Harbor Bankshares ............... 490,689 15,005,270
BayCom Corp. ..................... 332,237 8,917,241
BCB Bancorp, Inc. ................... 504,707 5,975,731
Berkshire Hills Bancorp, Inc. ............ 955,989 27,178,767
Blue Foundry Bancorp
(a) (b)
.............. 641,535 6,293,458
Bridgewater Bancshares, Inc.
(a)
.......... 567,786 7,670,789
Brookline Bancorp, Inc. ................ 2,191,696 25,862,013
Burke & Herbert Financial Services Corp. ... 372,370 23,220,993
Business First Bancshares, Inc. .......... 710,990 18,272,443
Byline Bancorp, Inc. .................. 909,293 26,369,497
Cadence Bank ..................... 3,931,458 135,438,728
California Bancorp
(a) (b)
................. 615,211 10,175,590
Camden National Corp. ............... 440,568 18,829,876
Capital Bancorp, Inc. ................. 292,468 8,335,338
Capital City Bank Group, Inc. ............ 426,294 15,623,675
Capitol Federal Financial, Inc. ........... 3,555,205 21,011,262
Carter Bankshares, Inc.
(a)
.............. 670,634 11,796,452
Cathay General Bancorp ............... 1,574,500 74,961,945
Central Pacific Financial Corp. ........... 563,465 16,368,658
Chemung Financial Corp. .............. 114,489 5,588,208
ChoiceOne Financial Services, Inc. ........ 242,456 8,641,132
Citizens & Northern Corp. .............. 459,101 8,539,279
Citizens Financial Services, Inc. .......... 130,351 8,252,522
City Holding Co. .................... 386,671 45,812,780
Civista Bancshares, Inc. ............... 491,504 10,341,244
CNB Financial Corp. .................. 639,132 15,888,822
Coastal Financial Corp.
(a) (b)
............. 320,710 27,231,486
Colony Bankcorp, Inc. ................ 555,860 8,971,580
Columbia Financial, Inc.
(a) (b)
............. 815,661 12,895,600
Community Financial System, Inc. ........ 1,287,934 79,439,769
Community Trust Bancorp, Inc. .......... 454,592 24,107,014
Community West Bancshares ........... 497,070 9,628,246
ConnectOne Bancorp, Inc. ............. 1,076,994 24,673,933
CrossFirst Bankshares, Inc.
(a)
............ 1,375,057 20,832,114
Customers Bancorp, Inc.
(a)
.............. 833,132 40,556,866
CVB Financial Corp. .................. 3,675,285 78,687,852
Dime Community Bancshares, Inc. ........ 1,036,162 31,846,439
Eagle Bancorp, Inc. .................. 742,154 19,318,269
Eastern Bankshares, Inc. .............. 5,295,289 91,343,735
Enterprise Bancorp, Inc. ............... 292,987 11,584,706
Enterprise Financial Services Corp. ....... 1,037,921 58,538,744
Equity Bancshares, Inc. , Class A ......... 439,018 18,623,144
Esquire Financial Holdings, Inc. .......... 195,932 15,576,594
ESSA Bancorp, Inc. .................. 230,654 4,497,753
Farmers & Merchants Bancorp, Inc. ....... 384,794 11,332,183
Farmers National Banc Corp. ............ 1,118,041 15,898,543
FB Financial Corp. ................... 999,743 51,496,762
Fidelity D&D Bancorp, Inc. .............. 137,940 6,731,472
Financial Institutions, Inc. .............. 446,521 12,185,558

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
First Bancorp ...................... 4,817,363 $ 116,507,501
First Bancorp, Inc. (The) ............... 333,548 9,122,538
First Bancshares, Inc. (The) ............. 814,749 28,516,215
First Bank ......................... 653,084 9,188,892
First Busey Corp. .................... 1,518,243 35,784,988
First Business Financial Services, Inc. ...... 256,666 11,881,069
First Commonwealth Financial Corp. ....... 2,604,546 44,068,918
First Community Bankshares, Inc. ........ 508,733 21,183,642
First Financial Bancorp ................ 2,389,412 64,227,395
First Financial Bankshares, Inc. .......... 3,546,630 127,856,011
First Financial Corp. .................. 353,135 16,311,306
First Financial Northwest, Inc. ........... 202,496 4,394,163
First Foundation, Inc.
(b)
................ 1,812,913 11,258,190
First Internet Bancorp ................. 241,737 8,700,115
First Interstate BancSystem, Inc. , Class A ... 2,192,454 71,188,981
First Merchants Corp. ................. 1,615,882 64,457,533
First Mid Bancshares, Inc. .............. 672,790 24,772,128
First of Long Island Corp. (The) .......... 757,868 8,851,898
First Western Financial, Inc.
(a) (b)
.......... 233,508 4,565,081
Five Star Bancorp ................... 515,487 15,511,004
Flagstar Financial, Inc.
(b)
............... 6,817,930 63,611,287
Flushing Financial Corp. ............... 766,481 10,945,349
FS Bancorp, Inc. .................... 210,859 8,657,871
Fulton Financial Corp. ................. 4,232,704 81,606,533
FVCBankcorp, Inc.
(a) (b)
................ 436,250 5,483,662
German American Bancorp, Inc. .......... 816,993 32,859,458
Glacier Bancorp, Inc. ................. 3,084,309 154,893,998
Great Southern Bancorp, Inc. ............ 266,266 15,896,080
Greene County Bancorp, Inc. ............ 202,220 5,605,538
Guaranty Bancshares, Inc. ............. 255,622 8,844,521
Hancock Whitney Corp. ............... 2,348,888 128,531,151
Hanmi Financial Corp. ................ 663,653 15,675,484
HarborOne Bancorp, Inc. .............. 1,148,181 13,582,981
HBT Financial, Inc. ................... 440,472 9,646,337
Heartland Financial USA, Inc. ........... 1,170,906 71,782,392
Heritage Commerce Corp. .............. 1,827,046 17,137,691
Heritage Financial Corp. ............... 870,216 21,320,292
Hilltop Holdings, Inc. .................. 1,323,512 37,892,149
Hingham Institution for Savings (The)
(b)
..... 48,213 12,252,852
Home Bancorp, Inc. .................. 225,975 10,442,305
Home BancShares, Inc. ............... 5,067,930 143,422,419
HomeStreet, Inc.
(a)
................... 533,313 6,090,434
HomeTrust Bancshares, Inc. ............ 462,420 15,574,306
Hope Bancorp, Inc. .................. 3,261,991 40,089,869
Horizon Bancorp, Inc. ................. 1,271,714 20,487,313
Independent Bank Corp. ............... 1,661,844 89,151,483
Independent Bank Group, Inc. ........... 981,622 59,555,007
International Bancshares Corp. .......... 1,480,260 93,493,222
Investar Holding Corp. ................ 288,701 6,339,874
John Marshall Bancorp, Inc. ............ 340,984 6,846,959
Kearny Financial Corp. ................ 1,763,893 12,488,362
Lakeland Financial Corp. ............... 684,572 47,071,171
LCNB Corp. ....................... 360,858 5,459,782
LINKBANCORP, Inc. ................. 481,284 3,600,004
Live Oak Bancshares, Inc.
(b)
............. 943,807 37,327,567
Mercantile Bank Corp. ................ 471,062 20,957,548
Metrocity Bankshares, Inc. ............. 574,377 18,351,345
Metropolitan Bank Holding Corp.
(a)
........ 306,212 17,882,781
Mid Penn Bancorp, Inc. ................ 474,178 13,675,294
Middlefield Banc Corp. ................ 207,416 5,818,019
Midland States Bancorp, Inc. ............ 547,290 13,353,876
MidWestOne Financial Group, Inc. ........ 579,944 16,887,969
MVB Financial Corp. ................. 339,123 7,019,846
National Bank Holdings Corp. , Class A ..... 934,964 40,259,550
National Bankshares, Inc. .............. 171,326 4,918,769
Security
Shares
Shares Value
Banks (continued)
NB Bancorp, Inc.
(a) (b)
.................. 1,184,556 $ 21,393,081
NBT Bancorp, Inc. ................... 1,158,725 55,340,706
Nicolet Bankshares, Inc. ............... 385,992 40,494,421
Northeast Bank
(b)
.................... 204,903 18,795,752
Northeast Community Bancorp, Inc. ....... 396,919 9,708,639
Northfield Bancorp, Inc. ............... 1,193,109 13,863,927
Northrim Bancorp, Inc. ................ 170,581 13,295,083
Northwest Bancshares, Inc. ............. 3,392,031 44,740,889
Norwood Financial Corp. ............... 211,378 5,750,538
Oak Valley Bancorp .................. 199,449 5,833,883
OceanFirst Financial Corp. ............. 1,617,490 29,276,569
OFG Bancorp ...................... 1,167,707 49,417,360
Old National Bancorp ................. 8,500,868 184,511,340
Old Second Bancorp, Inc. .............. 1,204,859 21,422,393
Orange County Bancorp, Inc. ............ 151,919 8,442,139
Origin Bancorp, Inc. .................. 856,368 28,508,491
Orrstown Financial Services, Inc. ......... 563,950 20,646,209
Pacific Premier Bancorp, Inc. ............ 2,388,959 59,532,858
Park National Corp. .................. 397,709 68,179,254
Parke Bancorp, Inc. .................. 373,292 7,656,219
Pathward Financial, Inc. ............... 623,298 45,862,267
PCB Bancorp ...................... 372,737 7,544,197
Peapack-Gladstone Financial Corp. ....... 521,913 16,727,312
Peoples Bancorp of North Carolina, Inc. .... 140,192 4,381,000
Peoples Bancorp, Inc. ................ 994,461 31,514,469
Peoples Financial Services Corp. ......... 262,288 13,423,900
Pioneer Bancorp, Inc.
(a)
................ 311,442 3,587,812
Plumas Bancorp .................... 168,502 7,963,405
Ponce Financial Group, Inc.
(a) (b)
.......... 534,457 6,947,941
Preferred Bank ..................... 195,351 16,874,419
Premier Financial Corp. ............... 1,030,596 26,352,340
Primis Financial Corp. ................. 644,225 7,511,663
Princeton Bancorp, Inc. ................ 155,192 5,343,261
Provident Bancorp, Inc.
(a)
.............. 374,286 4,266,860
Provident Financial Services, Inc. ......... 2,976,427 56,165,177
QCR Holdings, Inc. .................. 465,619 37,547,516
RBB Bancorp ...................... 540,036 11,065,338
Red River Bancshares, Inc. ............. 125,787 6,789,982
Renasant Corp. ..................... 1,580,604 56,506,593
Republic Bancorp, Inc. , Class A .......... 261,520 18,272,402
S&T Bancorp, Inc. ................... 956,541 36,558,997
Sandy Spring Bancorp, Inc. ............. 1,240,672 41,823,053
Seacoast Banking Corp. of Florida ........ 2,277,631 62,703,181
ServisFirst Bancshares, Inc. ............ 1,368,442 115,961,775
Shore Bancshares, Inc. ................ 935,874 14,833,603
Sierra Bancorp ..................... 413,362 11,954,429
Simmons First National Corp. , Class A ..... 3,293,435 73,048,388
SmartFinancial, Inc. .................. 494,072 15,306,351
South Plains Financial, Inc. ............. 396,970 13,794,708
Southern First Bancshares, Inc.
(a)
......... 224,235 8,913,341
Southern Missouri Bancorp, Inc. .......... 293,255 16,824,039
Southern States Bancshares, Inc. ......... 238,038 7,929,046
Southside Bancshares, Inc. ............. 800,829 25,434,329
SouthState Corp. .................... 2,059,585 204,887,516
Stellar Bancorp, Inc. .................. 1,400,307 39,698,703
Sterling Bancorp, Inc.
(a) (b)
............... 595,727 2,835,661
Stock Yards Bancorp, Inc.
(b)
............. 722,394 51,730,634
Texas Capital Bancshares, Inc.
(a)
......... 1,268,161 99,170,190
Third Coast Bancshares, Inc.
(a) (b)
.......... 336,164 11,412,768
Timberland Bancorp, Inc. .............. 232,679 7,099,036
Tompkins Financial Corp. .............. 360,710 24,466,959
Towne Bank ....................... 1,956,468 66,637,300
TriCo Bancshares ................... 906,470 39,612,739
Triumph Financial, Inc.
(a) (b)
.............. 606,498 55,118,538
TrustCo Bank Corp. .................. 469,881 15,651,736

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Trustmark Corp. .................... 1,492,433 $ 52,787,355
UMB Financial Corp. ................. 1,220,961 137,797,658
United Bankshares, Inc. ............... 3,566,152 133,909,008
United Community Banks, Inc. ........... 2,913,280 94,128,077
Unity Bancorp, Inc. ................... 237,590 10,361,300
Univest Financial Corp. ................ 848,832 25,049,032
USCB Financial Holdings, Inc. , Class A ..... 291,855 5,180,426
Valley National Bancorp ............... 12,696,728 115,032,356
Veritex Holdings, Inc. ................. 1,377,460 37,411,814
Virginia National Bankshares Corp. ........ 132,643 5,066,963
WaFd, Inc. ........................ 1,869,389 60,269,101
Washington Trust Bancorp, Inc. .......... 520,363 16,313,380
WesBanco, Inc. ..................... 1,608,630 52,344,820
West BanCorp, Inc. .................. 506,903 10,974,450
Westamerica Bancorp ................ 719,072 37,722,517
WSFS Financial Corp. ................ 1,459,191 77,526,818
7,430,289,037
Beverages — 0.3%
MGP Ingredients, Inc.
(b)
................ 378,351 14,895,679
National Beverage Corp. ............... 616,734 26,316,040
Primo Brands Corp. , Class A ............ 4,252,729 130,856,471
Vita Coco Co., Inc. (The)
(a) (b)
............ 1,045,560 38,591,620
210,659,810
Biotechnology — 8.3%
2seventy bio, Inc.
(a) (b)
................. 1,351,777 3,974,224
4D Molecular Therapeutics, Inc.
(a) (b)
........ 1,367,772 7,618,490
89bio, Inc.
(a) (b)
...................... 2,264,644 17,709,516
Absci Corp.
(a) (b)
..................... 2,207,898 5,784,693
ACADIA Pharmaceuticals, Inc.
(a) (b)
......... 3,199,220 58,705,687
ACELYRIN, Inc.
(a) (b)
.................. 1,973,812 6,197,770
Achieve Life Sciences, Inc.
(a) (b)
........... 869,421 3,060,362
Acrivon Therapeutics, Inc.
(a) (b)
............ 294,641 1,773,739
Actinium Pharmaceuticals, Inc.
(a) (b)
........ 813,553 1,025,077
Acumen Pharmaceuticals, Inc.
(a) (b)
......... 1,054,747 1,814,165
ADC Therapeutics SA
(a) (b)
.............. 2,090,702 4,160,497
ADMA Biologics, Inc.
(a)
................ 6,029,568 103,407,091
Adverum Biotechnologies, Inc.
(a) (b)
......... 568,187 2,653,433
Aerovate Therapeutics, Inc.
(a) (b)
........... 470,567 1,247,003
Agenus, Inc.
(a) (b)
..................... 547,664 1,500,599
Agios Pharmaceuticals, Inc.
(a) (b)
.......... 1,520,096 49,950,355
Akebia Therapeutics, Inc.
(a) (b)
............ 5,697,346 10,824,957
Akero Therapeutics, Inc.
(a) (b)
............. 1,820,558 50,647,924
Aldeyra Therapeutics, Inc.
(a) (b)
............ 1,354,974 6,761,320
Alector, Inc.
(a) (b)
..................... 2,193,375 4,145,479
Alkermes plc
(a) (b)
..................... 4,310,856 123,980,219
Allogene Therapeutics, Inc.
(a) (b)
........... 3,466,485 7,383,613
Altimmune, Inc.
(a) (b)
................... 1,913,882 13,799,089
ALX Oncology Holdings, Inc.
(a) (b)
.......... 906,397 1,513,683
Amicus Therapeutics, Inc.
(a) (b)
............ 7,837,313 73,827,488
AnaptysBio, Inc.
(a) (b)
.................. 577,256 7,642,869
Anavex Life Sciences Corp.
(a) (b)
.......... 2,034,435 21,849,832
Anika Therapeutics, Inc.
(a)
.............. 340,891 5,611,066
Annexon, Inc.
(a) (b)
.................... 2,578,873 13,229,619
Apogee Therapeutics, Inc.
(a) (b)
........... 1,021,319 46,265,751
Applied Therapeutics, Inc.
(a) (b)
............ 2,598,671 2,224,982
Arbutus Biopharma Corp.
(a) (b)
............ 3,983,324 13,025,470
Arcellx, Inc.
(a) (b)
..................... 1,160,405 88,991,459
Arcturus Therapeutics Holdings, Inc.
(a) (b)
..... 620,571 10,531,090
Arcus Biosciences, Inc.
(a) (b)
............. 1,452,543 21,628,365
Arcutis Biotherapeutics, Inc.
(a) (b)
.......... 2,876,972 40,076,220
Ardelyx, Inc.
(a) (b)
..................... 6,238,242 31,627,887
ArriVent Biopharma, Inc.
(a) (b)
............. 758,415 20,204,176
Arrowhead Pharmaceuticals, Inc.
(a)
........ 3,202,284 60,202,939
Security
Shares
Shares Value
Biotechnology (continued)
ARS Pharmaceuticals, Inc.
(a) (b)
........... 1,337,621 $ 14,111,902
Artiva Biotherapeutics, Inc.
(a) (b)
........... 361,209 3,640,987
Astria Therapeutics, Inc.
(a) (b)
............. 1,235,528 11,045,620
Atossa Therapeutics, Inc.
(a) (b)
............ 3,416,318 3,225,346
Aura Biosciences, Inc.
(a) (b)
.............. 1,248,973 10,266,558
Aurinia Pharmaceuticals, Inc.
(a) (b)
......... 3,592,474 32,260,417
Avid Bioservices, Inc.
(a) (b)
............... 1,667,357 20,591,859
Avidity Biosciences, Inc.
(a) (b)
............. 2,979,020 86,629,902
Avita Medical, Inc.
(a) (b)
................. 686,294 8,784,563
Beam Therapeutics, Inc.
(a) (b)
............. 2,051,694 50,882,011
Bicara Therapeutics, Inc.
(a) (b)
............ 488,173 8,503,974
BioCryst Pharmaceuticals, Inc.
(a)
.......... 5,533,805 41,614,214
Biohaven Ltd.
(a) (b)
.................... 2,305,457 86,108,819
Biomea Fusion, Inc.
(a) (b)
................ 751,298 2,915,036
Black Diamond Therapeutics, Inc.
(a) (b)
...... 1,076,594 2,303,911
Bluebird Bio, Inc.
(a) (b)
.................. 263,419 2,196,914
Blueprint Medicines Corp.
(a)
............. 1,702,819 148,519,873
Boundless Bio, Inc.
(a) (b)
................ 296,591 860,114
Bridgebio Pharma, Inc.
(a) (b)
.............. 3,764,409 103,295,383
C4 Therapeutics, Inc.
(a) (b)
............... 1,662,320 5,984,352
Cabaletta Bio, Inc.
(a) (b)
................. 1,167,344 2,649,871
CAMP4 Therapeutics Corp.
(a) (b)
........... 147,240 768,593
Candel Therapeutics, Inc.
(a) (b)
............ 575,242 4,993,101
Capricor Therapeutics, Inc.
(a) (b)
........... 990,448 13,668,182
Cardiff Oncology, Inc.
(a) (b)
............... 1,076,428 4,671,698
CareDx, Inc.
(a) (b)
..................... 1,367,104 29,269,697
Cargo Therapeutics, Inc.
(a) (b)
............. 911,761 13,147,594
Caribou Biosciences, Inc.
(a) (b)
............ 2,277,965 3,621,964
Cartesian Therapeutics, Inc.
(a) (b)
.......... 259,865 4,654,182
Catalyst Pharmaceuticals, Inc.
(a)
.......... 2,979,763 62,187,654
Celcuity, Inc.
(a) (b)
..................... 825,680 10,808,151
Celldex Therapeutics, Inc.
(a) (b)
............ 1,729,224 43,697,490
Century Therapeutics, Inc.
(a) (b)
........... 1,073,508 1,084,243
CervoMed, Inc.
(a) (b)
................... 133,866 313,246
CG oncology, Inc.
(a) (b)
................. 1,271,487 36,466,247
Cibus, Inc.
(a) (b)
...................... 399,486 1,110,571
Climb Bio, Inc.
(a) (b)
................... 756,253 1,361,255
Cogent Biosciences, Inc.
(a) (b)
............ 2,481,888 19,358,726
Coherus Biosciences, Inc.
(a) (b)
............ 2,976,919 4,108,148
Compass Therapeutics, Inc.
(a) (b)
.......... 2,629,822 3,813,242
Corbus Pharmaceuticals Holdings, Inc.
(a) (b)
... 318,859 3,762,536
Crinetics Pharmaceuticals, Inc.
(a) (b)
........ 2,352,738 120,295,494
Cullinan Therapeutics, Inc.
(a) (b)
........... 1,399,050 17,040,429
Cytokinetics, Inc.
(a) (b)
.................. 3,063,902 144,125,950
Day One Biopharmaceuticals, Inc.
(a) (b)
...... 1,389,205 17,601,227
Denali Therapeutics, Inc.
(a) (b)
............ 3,345,939 68,190,237
Design Therapeutics, Inc.
(a) (b)
............ 845,928 5,219,376
Dianthus Therapeutics, Inc.
(a) (b)
........... 646,164 14,086,375
Disc Medicine, Inc.
(a)
.................. 534,303 33,874,810
Dynavax Technologies Corp.
(a) (b)
.......... 3,541,279 45,222,133
Dyne Therapeutics, Inc.
(a) (b)
............. 2,220,712 52,319,975
Editas Medicine, Inc.
(a) (b)
............... 2,250,144 2,857,683
Elevation Oncology, Inc.
(a) (b)
............. 1,375,968 774,120
Enanta Pharmaceuticals, Inc.
(a)
.......... 548,067 3,151,385
Entrada Therapeutics, Inc.
(a) (b)
........... 663,592 11,473,506
Erasca, Inc.
(a) (b)
..................... 4,897,980 12,293,930
Fate Therapeutics, Inc.
(a) (b)
.............. 2,699,661 4,454,441
Fennec Pharmaceuticals, Inc.
(a) (b)
......... 584,751 3,695,626
Fibrobiologics, Inc.
(a) (b)
................. 656,158 1,312,316
Foghorn Therapeutics, Inc.
(a) (b)
........... 646,181 3,049,974
Galectin Therapeutics, Inc.
(a) (b)
........... 389,021 501,837
Generation Bio Co.
(a) (b)
................ 1,306,039 1,384,401
Geron Corp.
(a) (b)
..................... 15,826,769 56,026,762
Greenwich Lifesciences, Inc.
(a) (b)
.......... 148,182 1,664,084
Gyre Therapeutics, Inc.
(a) (b)
............. 152,120 1,840,652

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Halozyme Therapeutics, Inc.
(a) (b)
.......... 3,330,467 $ 159,229,627
Heron Therapeutics, Inc.
(a) (b)
............. 3,175,276 4,858,172
HilleVax, Inc.
(a) (b)
.................... 844,603 1,748,328
Humacyte, Inc.
(a) (b)
................... 2,411,083 12,175,969
Ideaya Biosciences, Inc.
(a) (b)
............. 2,261,636 58,124,045
IGM Biosciences, Inc.
(a) (b)
.............. 419,337 2,562,149
ImmunityBio, Inc.
(a) (b)
.................. 3,909,134 10,007,383
Immunome, Inc.
(a) (b)
.................. 1,395,790 14,823,290
Immunovant, Inc.
(a) (b)
.................. 1,567,374 38,823,854
Inhibrx Biosciences, Inc.
(a) (b)
............. 312,453 4,811,776
Inmune Bio, Inc.
(a) (b)
.................. 325,009 1,517,792
Inovio Pharmaceuticals, Inc.
(a) (b)
.......... 712,142 1,303,220
Inozyme Pharma, Inc.
(a) (b)
.............. 1,392,936 3,858,433
Insmed, Inc.
(a) (b)
..................... 4,618,361 318,851,643
Intellia Therapeutics, Inc.
(a) (b)
............ 2,733,655 31,874,417
Invivyd, Inc.
(a) (b)
..................... 1,676,867 743,020
Iovance Biotherapeutics, Inc.
(a) (b)
.......... 7,353,979 54,419,445
Ironwood Pharmaceuticals, Inc. , Class A
(a) (b)
.. 3,788,242 16,781,912
iTeos Therapeutics, Inc.
(a) (b)
............. 701,987 5,391,260
Janux Therapeutics, Inc.
(a) (b)
............. 754,065 40,372,640
Jasper Therapeutics, Inc.
(a) (b)
............ 310,211 6,632,311
KalVista Pharmaceuticals, Inc.
(a) (b)
......... 935,486 7,923,566
Keros Therapeutics, Inc.
(a) (b)
............. 828,001 13,107,256
Kiniksa Pharmaceuticals International plc
(a) (b)
. 1,033,467 20,441,977
Kodiak Sciences, Inc.
(a) (b)
............... 877,020 8,726,349
Korro Bio, Inc.
(a) (b)
.................... 164,975 6,280,598
Krystal Biotech, Inc.
(a) (b)
................ 664,815 104,149,918
Kura Oncology, Inc.
(a) (b)
................ 1,961,898 17,088,132
Kymera Therapeutics, Inc.
(a) (b)
........... 1,261,877 50,765,312
Kyverna Therapeutics, Inc.
(a) (b)
........... 643,339 2,406,088
Larimar Therapeutics, Inc.
(a) (b)
............ 1,145,617 4,433,538
LENZ Therapeutics, Inc.
(b)
.............. 347,684 10,037,637
Lexeo Therapeutics, Inc.
(a) (b)
............. 622,949 4,099,004
Lexicon Pharmaceuticals, Inc.
(a) (b)
......... 3,098,198 2,288,019
Lineage Cell Therapeutics, Inc.
(a) (b)
........ 3,851,532 1,935,395
Lyell Immunopharma, Inc.
(a) (b)
............ 4,480,404 2,867,459
MacroGenics, Inc.
(a)
.................. 1,660,766 5,397,490
Madrigal Pharmaceuticals, Inc.
(a) (b)
........ 481,678 148,631,380
MannKind Corp.
(a)
................... 7,137,129 45,891,739
MeiraGTx Holdings plc
(a) (b)
.............. 1,196,945 7,289,395
Mersana Therapeutics, Inc.
(a)
............ 3,100,932 4,434,333
Metagenomi, Inc.
(a) (b)
.................. 616,286 2,224,792
MiMedx Group, Inc.
(a) (b)
................ 3,150,030 30,303,289
Mineralys Therapeutics, Inc.
(a) (b)
.......... 778,464 9,582,892
Mirum Pharmaceuticals, Inc.
(a) (b)
.......... 1,059,819 43,823,516
Monte Rosa Therapeutics, Inc.
(a) (b)
........ 1,114,682 7,735,893
Myriad Genetics, Inc.
(a)
................ 2,408,411 33,019,315
Neurogene, Inc.
(a) (b)
.................. 277,881 6,352,360
Nkarta, Inc.
(a) (b)
..................... 1,435,433 3,574,228
Novavax, Inc.
(a) (b)
.................... 4,136,318 33,255,997
Nurix Therapeutics, Inc.
(a) (b)
............. 1,885,099 35,515,265
Nuvalent, Inc. , Class A
(a) (b)
.............. 945,704 74,029,709
Ocugen, Inc.
(a) (b)
..................... 7,734,706 6,226,438
Olema Pharmaceuticals, Inc.
(a) (b)
.......... 1,065,339 6,210,926
Organogenesis Holdings, Inc. , Class A
(a) (b)
... 1,944,420 6,222,144
ORIC Pharmaceuticals, Inc.
(a) (b)
.......... 1,664,009 13,428,553
Outlook Therapeutics, Inc.
(a) (b)
........... 386,052 729,638
Ovid therapeutics, Inc.
(a)
............... 1,680,192 1,568,795
PDL BioPharma, Inc.
(a) (d)
............... 11,853 —
PepGen, Inc.
(a) (b)
.................... 414,827 1,572,194
Perspective Therapeutics, Inc.
(a) (b)
......... 1,457,106 4,648,168
Poseida Therapeutics, Inc.
(a) (b)
........... 1,815,294 17,426,822
Praxis Precision Medicines, Inc.
(a) (b)
........ 463,560 35,675,578
Precigen, Inc.
(a) (b)
.................... 3,513,558 3,935,185
Prelude Therapeutics, Inc.
(a) (b)
........... 375,058 478,199
Security
Shares
Shares Value
Biotechnology (continued)
Prime Medicine, Inc.
(a) (b)
............... 1,527,465 $ 4,460,198
ProKidney Corp. , Class A
(a) (b)
............ 2,798,470 4,729,414
Protagonist Therapeutics, Inc.
(a) (b)
......... 1,565,457 60,426,640
Prothena Corp. plc
(a) (b)
................. 1,135,189 15,722,368
PTC Therapeutics, Inc.
(a) (b)
.............. 2,044,695 92,297,532
Puma Biotechnology, Inc.
(a) (b)
............ 1,129,849 3,446,039
Pyxis Oncology, Inc.
(a) (b)
................ 1,287,308 2,008,200
Q32 Bio, Inc.
(a) (b)
.................... 172,136 592,148
RAPT Therapeutics, Inc.
(a) (b)
............. 763,788 1,206,785
Recursion Pharmaceuticals, Inc. , Class A
(a) (b)
. 6,706,764 45,337,725
REGENXBIO, Inc.
(a) (b)
................. 1,261,826 9,753,915
Regulus Therapeutics, Inc.
(a) (b)
........... 1,691,316 2,672,279
Relay Therapeutics, Inc.
(a) (b)
............. 3,239,264 13,345,768
Renovaro, Inc.
(a) (b)
................... 2,677,080 2,236,700
Replimune Group, Inc.
(a) (b)
.............. 1,633,042 19,776,139
REVOLUTION Medicines, Inc.
(a) (b)
......... 4,490,338 196,407,384
Rhythm Pharmaceuticals, Inc.
(a) (b)
......... 1,470,361 82,310,809
Rigel Pharmaceuticals, Inc.
(a) (b)
........... 483,638 8,134,791
Rocket Pharmaceuticals, Inc.
(a) (b)
......... 1,774,064 22,299,985
Sage Therapeutics, Inc.
(a) (b)
............. 1,455,650 7,904,180
Sana Biotechnology, Inc.
(a) (b)
............ 3,597,535 5,863,982
Savara, Inc.
(a) (b)
..................... 3,104,360 9,530,385
Scholar Rock Holding Corp.
(a) (b)
.......... 2,077,189 89,776,109
Sera Prognostics, Inc. , Class A
(a) (b)
........ 729,205 5,935,729
Shattuck Labs, Inc.
(a)
................. 1,067,753 1,291,981
Skye Bioscience, Inc.
(a) (b)
............... 467,118 1,321,944
Soleno Therapeutics, Inc.
(a) (b)
............ 686,746 30,869,233
Solid Biosciences, Inc.
(a) (b)
.............. 626,500 2,506,000
SpringWorks Therapeutics, Inc.
(a) (b)
........ 1,842,624 66,574,005
Spyre Therapeutics, Inc.
(a) (b)
............. 931,872 21,693,980
Stoke Therapeutics, Inc.
(a) (b)
............. 953,187 10,513,653
Summit Therapeutics, Inc.
(a) (b)
............ 2,476,627 44,195,409
Sutro Biopharma, Inc.
(a) (b)
.............. 2,189,025 4,027,806
Syndax Pharmaceuticals, Inc.
(a) (b)
......... 2,206,030 29,163,717
Tango Therapeutics, Inc.
(a) (b)
............. 1,283,516 3,966,064
Taysha Gene Therapies, Inc.
(a) (b)
.......... 4,698,254 8,127,979
Tenaya Therapeutics, Inc.
(a) (b)
............ 1,493,297 2,135,415
TG Therapeutics, Inc.
(a) (b)
............... 3,744,432 112,707,403
Tourmaline Bio, Inc.
(a) (b)
................ 617,945 12,531,925
Travere Therapeutics, Inc.
(a) (b)
........... 2,026,128 35,295,150
TScan Therapeutics, Inc.
(a) (b)
............ 1,011,187 3,074,009
Twist Bioscience Corp.
(a) (b)
.............. 1,567,520 72,842,654
Tyra Biosciences, Inc.
(a) (b)
.............. 555,323 7,718,990
Upstream Bio, Inc.
(a) (b)
................. 439,056 7,218,081
UroGen Pharma Ltd.
(a) (b)
............... 1,001,372 10,664,612
Vanda Pharmaceuticals, Inc.
(a) (b)
.......... 1,530,124 7,329,294
Vaxcyte, Inc.
(a) (b)
..................... 3,328,285 272,453,410
Vera Therapeutics, Inc. , Class A
(a)
......... 1,193,019 50,452,774
Veracyte, Inc.
(a) (b)
.................... 2,063,529 81,715,748
Verastem, Inc.
(a) (b)
.................... 1,000,383 5,171,980
Vericel Corp.
(a) (b)
..................... 1,312,741 72,082,608
Verve Therapeutics, Inc.
(a) (b)
............. 1,914,746 10,799,167
Vir Biotechnology, Inc.
(a) (b)
.............. 2,417,639 17,745,470
Viridian Therapeutics, Inc.
(a) (b)
............ 1,953,870 37,455,688
Voyager Therapeutics, Inc.
(a) (b)
........... 1,215,808 6,893,631
Werewolf Therapeutics, Inc.
(a)
........... 707,629 1,047,291
X4 Pharmaceuticals, Inc.
(a) (b)
............ 4,385,856 3,217,464
XBiotech, Inc.
(a) (b)
.................... 471,238 1,861,390
Xencor, Inc.
(a) (b)
..................... 1,790,111 41,136,751
XOMA Royalty Corp.
(a) (b)
............... 202,072 5,310,452
Y-mAbs Therapeutics, Inc.
(a) (b)
........... 995,096 7,791,602
Zenas Biopharma, Inc.
(a) (b)
.............. 382,518 3,132,822
Zentalis Pharmaceuticals, Inc.
(a) (b)
......... 1,497,535 4,537,531
Zura Bio Ltd. , Class A
(a) (b)
.............. 1,196,422 2,991,055

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Zymeworks, Inc.
(a) (b)
.................. 1,494,658 $ 21,881,793
5,962,561,369
Broadline Retail — 0.0%
(a)
1stdibs.com, Inc. .................... 583,757 2,066,500
Groupon, Inc.
(b)
..................... 615,770 7,481,606
Savers Value Village, Inc.
(b)
............. 630,730 6,464,982
16,013,088
Building Products — 1.4%
American Woodmark Corp.
(a)
............ 421,457 33,518,475
Apogee Enterprises, Inc. ............... 598,321 42,726,103
AZZ, Inc. ......................... 780,154 63,910,216
Caesarstone Ltd.
(a)
................... 441,995 1,878,479
CSW Industrials, Inc. ................. 448,731 158,312,297
Gibraltar Industries, Inc.
(a)
.............. 813,714 47,927,755
Griffon Corp. ....................... 1,009,290 71,932,098
Insteel Industries, Inc. ................. 504,196 13,618,334
Janus International Group, Inc.
(a) (b)
........ 3,796,421 27,903,694
JELD-WEN Holding, Inc.
(a)
.............. 2,284,395 18,709,195
Masterbrand, Inc.
(a)
.................. 3,391,740 49,553,321
Quanex Building Products Corp. .......... 1,192,172 28,898,249
Resideo Technologies, Inc.
(a) (b)
........... 3,937,378 90,756,563
Tecnoglass, Inc.
(b)
................... 604,389 47,940,135
UFP Industries, Inc. .................. 1,630,032 183,623,105
Zurn Elkay Water Solutions Corp. ......... 3,877,094 144,615,606
1,025,823,625
Capital Markets — 1.8%
AlTi Global, Inc. , Class A
(a) (b)
............ 908,376 4,005,938
Artisan Partners Asset Management, Inc. , Class
A ............................ 1,625,092 69,960,211
B Riley Financial, Inc.
(b)
................ 632,782 2,904,469
BGC Group, Inc. , Class A .............. 8,446,764 76,527,682
Brightsphere Investment Group, Inc.
(b)
...... 772,632 20,351,127
Cohen & Steers, Inc. ................. 762,011 70,364,096
Diamond Hill Investment Group, Inc. ....... 79,547 12,337,740
DigitalBridge Group, Inc. , Class A ......... 4,306,781 48,580,490
Donnelley Financial Solutions, Inc.
(a)
....... 695,023 43,598,793
Forge Global Holdings, Inc.
(a) (b)
........... 3,167,720 2,948,830
GCM Grosvenor, Inc. , Class A ........... 1,238,358 15,194,653
Hamilton Lane, Inc. , Class A ............ 1,036,006 153,380,688
MarketWise, Inc. , Class A .............. 1,172,070 665,150
Moelis & Co. , Class A ................. 1,470,957 108,674,303
Open Lending Corp. , Class A
(a) (b)
......... 2,771,345 16,544,930
P10, Inc. , Class A ................... 1,098,468 13,851,681
Patria Investments Ltd. , Class A .......... 1,583,973 18,421,606
Perella Weinberg Partners , Class C ....... 1,447,369 34,505,277
Piper Sandler Cos. ................... 472,412 141,699,979
PJT Partners, Inc. , Class A
(b)
............ 638,155 100,707,240
Silvercrest Asset Management Group, Inc. ,
Class A ........................ 278,188 5,115,877
StepStone Group, Inc. , Class A .......... 1,793,088 103,783,933
StoneX Group, Inc.
(a)
................. 763,412 74,791,474
Value Line, Inc. ..................... 23,522 1,241,962
Victory Capital Holdings, Inc. , Class A ...... 1,134,695 74,277,135
Virtus Investment Partners, Inc. .......... 190,869 42,101,884
WisdomTree, Inc. .................... 3,925,759 41,220,469
1,297,757,617
Chemicals — 1.8%
AdvanSix, Inc. ...................... 699,847 19,938,641
American Vanguard Corp. .............. 692,755 3,207,456
Arcadium Lithium plc
(a) (b)
............... 29,039,851 148,974,436
Arq, Inc.
(a)
......................... 731,857 5,540,157
ASP Isotopes, Inc.
(a) (b)
................. 1,396,173 6,324,664
Security
Shares
Shares Value
Chemicals (continued)
Aspen Aerogels, Inc.
(a) (b)
............... 1,648,056 $ 19,578,905
Avient Corp. ....................... 2,419,006 98,840,585
Balchem Corp. ..................... 860,734 140,295,338
Cabot Corp. ....................... 1,454,717 132,830,209
Core Molding Technologies, Inc.
(a)
......... 190,266 3,147,000
Ecovyst, Inc.
(a) (b)
..................... 3,089,159 23,601,175
Hawkins, Inc. ...................... 519,558 63,734,180
HB Fuller Co. ...................... 1,465,681 98,904,154
Ingevity Corp.
(a)
..................... 981,223 39,984,837
Innospec, Inc. ...................... 665,953 73,294,787
Intrepid Potash, Inc.
(a) (b)
................ 300,487 6,586,675
Koppers Holdings, Inc. ................ 555,108 17,985,499
Kronos Worldwide, Inc. ................ 612,108 5,968,053
LSB Industries, Inc.
(a) (b)
................ 1,444,796 10,966,002
Mativ Holdings, Inc. .................. 1,453,864 15,847,118
Minerals Technologies, Inc. ............. 849,415 64,733,917
Northern Technologies International Corp. ... 157,872 2,129,693
Orion SA ......................... 1,557,964 24,600,251
Perimeter Solutions, Inc.
(a) (b)
............. 3,596,670 45,965,443
PureCycle Technologies, Inc.
(a) (b)
.......... 3,330,890 34,141,622
Quaker Chemical Corp. ............... 373,892 52,629,038
Rayonier Advanced Materials, Inc.
(a) (b)
...... 1,735,627 14,318,923
Sensient Technologies Corp. ............ 1,124,064 80,100,801
Stepan Co. ........................ 569,857 36,869,748
Tronox Holdings plc .................. 3,216,357 32,388,715
Valhi, Inc. ......................... 76,428 1,787,651
1,325,215,673
Commercial Services & Supplies — 1.8%
ABM Industries, Inc. .................. 1,733,396 88,715,207
ACCO Brands Corp. .................. 2,552,448 13,400,352
ACV Auctions, Inc. , Class A
(a) (b)
........... 3,989,489 86,172,962
Aris Water Solutions, Inc. , Class A ........ 732,119 17,534,250
BrightView Holdings, Inc.
(a) (b)
............ 1,618,006 25,871,916
Brink's Co. (The) .................... 1,195,959 110,949,117
Casella Waste Systems, Inc. , Class A
(a) (b)
.... 1,655,965 175,217,657
CECO Environmental Corp.
(a) (b)
.......... 779,817 23,573,868
Cimpress plc
(a) (b)
.................... 459,714 32,970,688
CompX International, Inc. .............. 33,176 867,552
CoreCivic, Inc.
(a)
.................... 2,929,812 63,694,113
Deluxe Corp. ....................... 1,206,289 27,250,069
Driven Brands Holdings, Inc.
(a) (b)
.......... 1,604,927 25,903,522
Ennis, Inc. ........................ 641,479 13,528,792
Enviri Corp.
(a)
...................... 2,257,070 17,379,439
GEO Group, Inc. (The)
(a)
............... 3,423,157 95,779,933
Healthcare Services Group, Inc.
(a)
......... 1,960,873 22,775,540
HNI Corp. ......................... 1,300,208 65,491,477
Interface, Inc. ...................... 1,550,159 37,746,372
LanzaTech Global, Inc.
(a) (b)
.............. 2,800,603 3,836,826
Liquidity Services, Inc.
(a) (b)
.............. 558,204 18,024,407
Matthews International Corp. , Class A ...... 798,575 22,104,556
MillerKnoll, Inc. ..................... 1,890,392 42,703,955
Montrose Environmental Group, Inc.
(a) (b)
..... 856,740 15,892,527
NL Industries, Inc. ................... 221,455 1,720,705
OPENLANE, Inc.
(a)
................... 2,904,097 57,617,285
Perma-Fix Environmental Services, Inc.
(a) (b)
.. 370,816 4,104,933
Pitney Bowes, Inc. ................... 2,824,683 20,450,705
Quad/Graphics, Inc. , Class A
(b)
........... 852,796 5,943,988
Quest Resource Holding Corp.
(a) (b)
........ 328,490 2,135,185
Steelcase, Inc. , Class A ............... 2,556,087 30,212,948
UniFirst Corp. ...................... 407,323 69,688,892
Viad Corp.
(a) (b)
...................... 561,165 23,855,124
Virco Mfg. Corp.
(b)
................... 302,455 3,100,164

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
VSE Corp.
(b)
....................... 474,809 $ 45,154,336
1,311,369,362
Communications Equipment — 0.7%
(a)
ADTRAN Holdings, Inc. ............... 2,156,747 17,965,702
Applied Optoelectronics, Inc.
(b)
........... 1,094,828 40,355,360
Aviat Networks, Inc.
(b)
................. 295,951 5,359,673
Calix, Inc. ......................... 1,592,263 55,522,211
Clearfield, Inc.
(b)
..................... 328,665 10,188,615
CommScope Holding Co., Inc.
(b)
.......... 5,751,539 29,965,518
Digi International, Inc.
(b)
................ 957,504 28,945,346
Extreme Networks, Inc. ................ 3,476,974 58,204,545
Harmonic, Inc. ...................... 2,951,826 39,052,658
Infinera Corp.
(b)
..................... 5,457,226 35,853,975
NETGEAR, Inc. ..................... 760,580 21,197,365
NetScout Systems, Inc. ................ 1,885,663 40,843,460
Ribbon Communications, Inc.
(b)
.......... 2,456,585 10,219,394
Viasat, Inc.
(b)
....................... 3,325,000 28,295,750
Viavi Solutions, Inc.
(b)
................. 5,898,551 59,575,365
481,544,937
Construction & Engineering — 1.7%
Ameresco, Inc. , Class A
(a) (b)
............. 874,442 20,531,898
Arcosa, Inc.
(b)
...................... 1,301,211 125,879,152
Argan, Inc. ........................ 338,256 46,354,602
Bowman Consulting Group Ltd.
(a) (b)
........ 355,925 8,880,329
Centuri Holdings, Inc.
(a) (b)
............... 436,684 8,432,368
Concrete Pumping Holdings, Inc.
(a)
........ 622,161 4,143,592
Construction Partners, Inc. , Class A
(a) (b)
..... 1,158,122 102,447,472
Dycom Industries, Inc.
(a) (b)
.............. 764,194 133,015,608
Fluor Corp.
(a)
....................... 4,596,489 226,698,838
Granite Construction, Inc. .............. 1,194,316 104,753,456
Great Lakes Dredge & Dock Corp.
(a)
....... 1,738,314 19,625,565
IES Holdings, Inc.
(a) (b)
................. 221,701 44,553,033
Limbach Holdings, Inc.
(a) (b)
.............. 277,900 23,771,566
Matrix Service Co.
(a)
.................. 705,960 8,450,341
MYR Group, Inc.
(a) (b)
.................. 430,795 64,089,372
Northwest Pipe Co.
(a)
................. 246,902 11,915,491
Orion Group Holdings, Inc.
(a)
............ 963,014 7,058,893
Primoris Services Corp. ............... 1,448,266 110,647,522
Southland Holdings, Inc.
(a) (b)
............. 139,188 452,361
Sterling Infrastructure, Inc.
(a) (b)
........... 801,732 135,051,755
Tutor Perini Corp.
(a) (b)
................. 1,177,865 28,504,333
1,235,257,547
Construction Materials — 0.5%
Knife River Corp.
(a) (b)
.................. 1,531,144 155,625,476
Smith-Midland Corp.
(a) (b)
............... 115,748 5,146,156
Summit Materials, Inc. , Class A
(a)
......... 3,255,932 164,750,159
United States Lime & Minerals, Inc. ........ 285,473 37,893,686
363,415,477
Consumer Finance — 0.9%
Atlanticus Holdings Corp.
(a) (b)
............ 158,047 8,815,862
Bread Financial Holdings, Inc. ........... 642,741 39,245,765
Consumer Portfolio Services, Inc.
(a)
........ 220,407 2,393,620
Dave, Inc. , Class A
(a) (b)
................ 215,677 18,746,645
Encore Capital Group, Inc.
(a) (b)
........... 643,510 30,740,473
Enova International, Inc.
(a) (b)
............. 688,089 65,973,973
FirstCash Holdings, Inc. ............... 1,043,321 108,088,056
Green Dot Corp. , Class A
(a)
............. 1,011,599 10,763,413
LendingClub Corp.
(a) (b)
................. 3,017,444 48,852,418
LendingTree, Inc.
(a) (b)
................. 279,538 10,832,097
Medallion Financial Corp. .............. 547,281 5,138,969
Moneylion, Inc. , Class A
(a) (b)
............. 234,873 20,201,427
Navient Corp. ...................... 2,076,072 27,590,997
Security
Shares
Shares Value
Consumer Finance (continued)
Nelnet, Inc. , Class A .................. 400,167 $ 42,741,837
NerdWallet, Inc. , Class A
(a) (b)
............ 956,592 12,722,674
OppFi, Inc. , Class A .................. 514,189 3,938,688
PRA Group, Inc.
(a)
................... 1,051,399 21,963,725
PROG Holdings, Inc. ................. 1,103,934 46,652,251
Regional Management Corp. ............ 238,348 8,099,065
Upstart Holdings, Inc.
(a) (b)
............... 2,109,829 129,902,171
World Acceptance Corp.
(a) (b)
............. 98,812 11,110,421
674,514,547
Consumer Staples Distribution & Retail — 0.9%
Andersons, Inc. (The) ................. 914,981 37,075,030
Chefs' Warehouse, Inc. (The)
(a) (b)
......... 939,001 46,311,529
Guardian Pharmacy Services, Inc. , Class A
(a) (b)
157,931 3,199,682
HF Foods Group, Inc.
(a) (b)
............... 964,623 3,096,440
Ingles Markets, Inc. , Class A ............ 391,457 25,225,489
Natural Grocers by Vitamin Cottage, Inc. .... 256,788 10,199,619
PriceSmart, Inc. ..................... 671,854 61,924,783
SpartanNash Co. .................... 909,188 16,656,324
Sprouts Farmers Market, Inc.
(a)
........... 2,706,356 343,896,657
United Natural Foods, Inc.
(a)
............. 1,581,061 43,178,776
Village Super Market, Inc. , Class A ........ 228,904 7,299,749
Weis Markets, Inc.
(b)
.................. 437,762 29,645,243
627,709,321
Containers & Packaging — 0.2%
Ardagh Metal Packaging SA ............ 3,745,949 11,275,306
Greif, Inc. , Class A, NVS ............... 695,759 42,524,790
Greif, Inc. , Class B ................... 131,710 8,936,524
Myers Industries, Inc. ................. 992,477 10,956,946
O-I Glass, Inc.
(a) (b)
.................... 4,188,553 45,403,915
Pactiv Evergreen, Inc. ................ 1,089,102 19,026,612
Ranpak Holdings Corp. , Class A
(a) (b)
....... 1,155,757 7,951,608
TriMas Corp.
(b)
...................... 1,063,534 26,152,301
172,228,002
Distributors — 0.0%
A-Mark Precious Metals, Inc. ............ 479,384 13,135,122
GigaCloud Technology, Inc. , Class A
(a) (b)
..... 630,526 11,677,341
Weyco Group, Inc. ................... 141,932 5,329,547
30,142,010
Diversified Consumer Services — 1.1%
Adtalem Global Education, Inc.
(a)
......... 1,009,392 91,703,263
American Public Education, Inc.
(a) (b)
........ 425,609 9,180,386
Carriage Services, Inc. ................ 354,814 14,139,338
Chegg, Inc.
(a) (b)
..................... 2,736,249 4,405,361
Coursera, Inc.
(a) (b)
.................... 3,670,201 31,196,708
European Wax Center, Inc. , Class A
(a) (b)
..... 861,336 5,745,111
Frontdoor, Inc.
(a)
..................... 2,061,913 112,724,784
Graham Holdings Co. , Class B ........... 87,040 75,891,917
KinderCare Learning Cos., Inc.
(a) (b)
........ 698,376 12,431,093
Laureate Education, Inc.
(a)
.............. 3,529,059 64,546,489
Lincoln Educational Services Corp.
(a)
....... 706,049 11,169,695
Mister Car Wash, Inc.
(a) (b)
............... 2,530,193 18,445,107
Nerdy, Inc. , Class A
(a) (b)
................ 1,961,883 3,178,250
OneSpaWorld Holdings Ltd. ............. 2,720,214 54,132,259
Perdoceo Education Corp. .............. 1,555,878 41,184,091
Strategic Education, Inc. ............... 597,729 55,839,843
Stride, Inc.
(a)
....................... 1,141,127 118,597,329
Udemy, Inc.
(a) (b)
..................... 2,477,246 20,387,735
Universal Technical Institute, Inc.
(a)
........ 1,055,010 27,124,307
772,023,066
Diversified REITs — 0.6%
Alexander & Baldwin, Inc. .............. 2,078,705 36,876,227
Alpine Income Property Trust, Inc. ........ 338,457 5,682,693

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Diversified REITs (continued)
American Assets Trust, Inc. ............. 1,339,979 $ 35,187,848
Armada Hoffler Properties, Inc. .......... 1,992,823 20,386,579
Broadstone Net Lease, Inc. ............. 5,167,351 81,954,187
CTO Realty Growth, Inc. ............... 702,125 13,838,884
Empire State Realty Trust, Inc. , Class A ..... 3,639,221 37,556,761
Essential Properties Realty Trust, Inc. ...... 4,770,320 149,215,609
Gladstone Commercial Corp. ............ 1,118,345 18,161,923
Global Net Lease, Inc. ................ 5,415,888 39,535,982
NexPoint Diversified Real Estate Trust ..... 928,237 5,662,246
One Liberty Properties, Inc. ............. 465,421 12,678,068
456,737,007
Diversified Telecommunication Services — 0.6%
Anterix, Inc.
(a)
...................... 257,124 7,885,993
AST SpaceMobile, Inc. , Class A
(a) (b)
........ 3,597,207 75,901,068
ATN International, Inc. ................ 284,870 4,788,665
Bandwidth, Inc. , Class A
(a) (b)
............. 681,902 11,605,972
Cogent Communications Holdings, Inc. ..... 1,184,533 91,291,958
Globalstar, Inc.
(a) (b)
................... 19,567,599 40,504,930
IDT Corp. , Class B ................... 403,447 19,171,801
Liberty Latin America Ltd. , Class A
(a) (b)
...... 890,562 5,663,974
Liberty Latin America Ltd. , Class C, NVS
(a) (b)
.. 3,437,322 21,792,622
Lumen Technologies, Inc.
(a)
............. 27,157,848 144,208,173
Shenandoah Telecommunications Co. ...... 1,284,004 16,191,290
439,006,446
Electric Utilities — 0.8%
ALLETE, Inc. ...................... 1,565,709 101,457,943
Genie Energy Ltd. , Class B ............. 364,798 5,687,201
Hawaiian Electric Industries, Inc.
(a)
........ 4,463,110 43,426,060
MGE Energy, Inc. .................... 982,532 92,318,707
Otter Tail Corp. ..................... 1,111,797 82,095,091
Portland General Electric Co. ............ 2,783,073 121,397,644
TXNM Energy, Inc. ................... 2,408,490 118,425,453
564,808,099
Electrical Equipment — 1.3%
Allient, Inc. ........................ 380,733 9,244,197
American Superconductor Corp.
(a) (b)
....... 942,392 23,211,115
Array Technologies, Inc.
(a) (b)
............. 4,109,560 24,821,742
Atkore, Inc. ........................ 968,867 80,851,951
Blink Charging Co.
(a) (b)
................. 2,597,892 3,611,070
Bloom Energy Corp. , Class A
(a) (b)
......... 5,384,548 119,590,811
ChargePoint Holdings, Inc. , Class A
(a) (b)
..... 10,344,921 11,069,066
Energy Vault Holdings, Inc.
(a) (b)
........... 2,776,223 6,329,788
EnerSys .......................... 1,067,161 98,637,691
Enovix Corp.
(a) (b)
..................... 4,392,148 47,742,649
Fluence Energy, Inc. , Class A
(a) (b)
......... 1,647,019 26,154,662
Freyr Battery, Inc.
(a) (b)
................. 2,968,621 7,659,042
FuelCell Energy, Inc.
(a) (b)
............... 479,902 4,338,314
GrafTech International Ltd.
(a)
............ 7,087,303 12,261,034
LSI Industries, Inc. ................... 753,473 14,632,446
NANO Nuclear Energy, Inc.
(a) (b)
........... 124,198 3,091,909
Net Power, Inc. , Class A
(a) (b)
............. 559,484 5,924,936
NEXTracker, Inc. , Class A
(a) (b)
............ 3,863,494 141,133,436
NuScale Power Corp. , Class A
(a) (b)
......... 2,272,358 40,743,379
Plug Power, Inc.
(a) (b)
.................. 21,300,670 45,370,427
Powell Industries, Inc.
(b)
............... 250,999 55,633,928
Preformed Line Products Co. ............ 58,161 7,432,394
SES AI Corp. , Class A
(a) (b)
.............. 3,693,626 8,089,041
Shoals Technologies Group, Inc. , Class A
(a) (b)
. 4,464,191 24,686,976
SolarMax Technology, Inc.
(a) (b)
........... 511,676 828,915
Stem, Inc.
(a) (b)
...................... 4,069,685 2,454,020
Sunrun, Inc.
(a) (b)
..................... 5,857,012 54,177,361
Thermon Group Holdings, Inc.
(a) (b)
......... 871,115 25,061,979
TPI Composites, Inc.
(a) (b)
............... 1,236,955 2,337,845
Security
Shares
Shares Value
Electrical Equipment (continued)
Ultralife Corp.
(a)
..................... 231,861 $ 1,727,365
Vicor Corp.
(a)
....................... 606,247 29,293,855
938,143,344
Electronic Equipment, Instruments & Components — 3.0%
908 Devices, Inc.
(a) (b)
.................. 646,733 1,422,813
Advanced Energy Industries, Inc.
(b)
........ 999,243 115,542,468
Aeva Technologies, Inc.
(a) (b)
............. 603,168 2,865,048
Arlo Technologies, Inc.
(a)
............... 2,617,139 29,285,785
Badger Meter, Inc.
(b)
.................. 784,108 166,324,989
Bel Fuse, Inc. , Class A
(b)
............... 38,885 3,502,761
Bel Fuse, Inc. , Class B, NVS
(b)
........... 284,959 23,500,569
Belden, Inc.
(b)
...................... 1,090,727 122,826,767
Benchmark Electronics, Inc. ............ 975,842 44,303,227
Climb Global Solutions, Inc.
(b)
............ 114,683 14,536,070
CTS Corp. ........................ 784,330 41,357,721
Daktronics, Inc.
(a) (b)
................... 1,063,486 17,930,374
ePlus, Inc.
(a) (b)
...................... 718,196 53,060,321
Evolv Technologies Holdings, Inc.
(a) (b)
...... 3,492,072 13,793,684
Fabrinet
(a)
......................... 977,343 214,898,179
FARO Technologies, Inc.
(a)
.............. 516,361 13,094,915
Insight Enterprises, Inc.
(a) (b)
............. 734,740 111,753,954
Itron, Inc.
(a) (b)
....................... 1,215,790 132,010,478
Kimball Electronics, Inc.
(a)
.............. 643,403 12,050,938
Knowles Corp.
(a) (b)
................... 2,235,794 44,559,374
Lightwave Logic, Inc.
(a) (b)
............... 3,230,421 6,783,884
Methode Electronics, Inc. .............. 948,482 11,182,603
MicroVision, Inc.
(a) (b)
.................. 5,557,415 7,280,214
Mirion Technologies, Inc. , Class A
(a) (b)
...... 5,516,232 96,258,248
Motomova, Inc.
(a) (d)
................... 26,106 —
Napco Security Technologies, Inc. ........ 941,358 33,474,691
nLight, Inc.
(a) (b)
...................... 1,238,123 12,987,910
Novanta, Inc.
(a) (b)
.................... 949,401 145,039,991
OSI Systems, Inc.
(a) (b)
................. 422,547 70,747,044
Ouster, Inc. , Class A
(a) (b)
............... 1,236,299 15,107,574
PAR Technology Corp.
(a) (b)
.............. 904,593 65,736,773
PC Connection, Inc. .................. 317,615 22,001,191
Plexus Corp.
(a)
...................... 725,728 113,561,917
Powerfleet, Inc.
(a) (b)
................... 2,557,113 17,030,373
Richardson Electronics Ltd. ............. 330,992 4,643,818
Rogers Corp.
(a)
..................... 497,162 50,516,631
Sanmina Corp.
(a) (b)
................... 1,454,330 110,049,151
ScanSource, Inc.
(a)
................... 638,021 30,274,096
SmartRent, Inc. , Class A
(a) (b)
............. 5,113,868 8,949,269
TTM Technologies, Inc.
(a)
............... 2,715,730 67,214,318
Vishay Intertechnology, Inc. ............. 3,397,281 57,549,940
Vishay Precision Group, Inc.
(a)
........... 309,976 7,275,137
2,132,285,208
Energy Equipment & Services — 2.1%
Archrock, Inc. ...................... 4,473,966 111,357,014
Atlas Energy Solutions, Inc. ............. 1,820,212 40,372,302
Borr Drilling Ltd.
(b)
................... 6,304,658 24,588,166
Bristow Group, Inc.
(a) (b)
................ 652,376 22,376,497
Cactus, Inc. , Class A ................. 1,778,268 103,779,720
ChampionX Corp. ................... 5,172,752 140,647,127
Core Laboratories, Inc.
(b)
............... 1,259,244 21,797,514
DMC Global, Inc.
(a) (b)
.................. 503,199 3,698,513
Drilling Tools International Corp.
(a)
......... 121,373 396,890
Expro Group Holdings NV
(a) (b)
............ 2,521,501 31,443,117
Forum Energy Technologies, Inc.
(a)
........ 273,924 4,243,083
Geospace Technologies Corp.
(a) (b)
......... 290,376 2,909,568
Helix Energy Solutions Group, Inc.
(a) (b)
...... 3,835,519 35,747,037
Helmerich & Payne, Inc. ............... 2,618,806 83,854,168
Innovex International, Inc.
(a) (b)
............ 877,457 12,258,074

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Energy Equipment & Services (continued)
Kodiak Gas Services, Inc. .............. 852,760 $ 34,818,191
Liberty Energy, Inc. , Class A ............ 4,249,375 84,520,069
Mammoth Energy Services, Inc.
(a) (b)
........ 579,435 1,738,305
Nabors Industries Ltd.
(a) (b)
.............. 249,132 14,242,876
Natural Gas Services Group, Inc.
(a)
........ 276,211 7,402,455
Noble Corp. plc ..................... 3,689,323 115,844,742
NPK International, Inc.
(a) (b)
.............. 2,193,257 16,822,281
Oceaneering International, Inc.
(a) (b)
........ 2,740,811 71,480,351
Oil States International, Inc.
(a)
............ 1,673,208 8,466,432
Patterson-UTI Energy, Inc. ............. 10,651,303 87,979,763
ProFrac Holding Corp. , Class A
(a) (b)
........ 568,258 4,409,682
ProPetro Holding Corp.
(a)
............... 2,304,484 21,500,836
Ranger Energy Services, Inc. , Class A ...... 393,899 6,097,556
RPC, Inc. ......................... 2,262,642 13,440,093
SEACOR Marine Holdings, Inc.
(a) (b)
........ 638,346 4,187,550
Seadrill Ltd.
(a) (b)
..................... 1,871,398 72,853,524
Select Water Solutions, Inc. , Class A ....... 2,503,444 33,145,599
Solaris Energy Infrastructure, Inc. , Class A ... 719,343 20,702,692
TETRA Technologies, Inc.
(a)
............. 3,329,385 11,919,198
Tidewater, Inc.
(a) (b)
................... 1,304,693 71,379,754
Transocean Ltd.
(a) (b)
.................. 19,512,961 73,173,604
Valaris Ltd.
(a) (b)
...................... 1,641,196 72,606,511
1,488,200,854
Entertainment — 0.5%
AMC Entertainment Holdings, Inc. , Class A
(a) (b)
9,360,153 37,253,409
Atlanta Braves Holdings, Inc. , Class A
(a) (b)
.... 287,974 11,749,339
Atlanta Braves Holdings, Inc. , Class C, NVS
(a) (b)
1,321,674 50,567,247
Cinemark Holdings, Inc.
(a) (b)
............. 2,970,369 92,022,032
Eventbrite, Inc. , Class A
(a) (b)
............. 2,160,117 7,257,993
Golden Matrix Group, Inc.
(a) (b)
............ 441,051 873,281
IMAX Corp.
(a) (b)
..................... 1,152,649 29,507,814
Lions Gate Entertainment Corp. , Class A
(a) (b)
.. 1,721,651 14,702,900
Lions Gate Entertainment Corp. , Class B,
NVS
(a)
......................... 3,212,288 24,252,774
LiveOne, Inc.
(a) (b)
.................... 1,831,434 2,692,208
Madison Square Garden Entertainment
Corp.
(a) (b)
....................... 1,044,703 37,191,427
Marcus Corp. (The) .................. 647,636 13,924,174
Playstudios, Inc. , Class A
(a)
............. 2,346,879 4,365,195
Reservoir Media, Inc.
(a) (b)
............... 499,898 4,524,077
Sphere Entertainment Co. , Class A
(a) (b)
...... 738,724 29,785,352
Vivid Seats, Inc. , Class A
(a) (b)
............ 2,084,245 9,650,054
370,319,276
Financial Services — 2.6%
Acacia Research Corp.
(a) (b)
.............. 880,154 3,819,868
Alerus Financial Corp. ................ 645,991 12,428,867
AvidXchange Holdings, Inc.
(a)
............ 4,717,145 48,775,279
Banco Latinoamericano de Comercio Exterior
SA , Class E ..................... 784,037 27,888,196
Burford Capital Ltd.
(b)
................. 5,448,215 69,464,741
Cannae Holdings, Inc. ................ 1,600,775 31,791,392
Cantaloupe, Inc.
(a) (b)
.................. 1,602,340 15,238,253
Cass Information Systems, Inc. .......... 395,534 16,181,296
Compass Diversified Holdings ........... 1,860,788 42,946,987
Enact Holdings, Inc. .................. 772,000 24,997,360
Essent Group Ltd. ................... 2,804,057 152,652,863
EVERTEC, Inc. ..................... 1,694,465 58,509,876
Federal Agricultural Mortgage Corp. , Class C,
NVS .......................... 251,260 49,485,657
Flywire Corp.
(a) (b)
.................... 3,254,668 67,111,254
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. ..................... 3,108,004 83,387,747
I3 Verticals, Inc. , Class A
(a) (b)
............ 628,154 14,472,668
International Money Express, Inc.
(a) (b)
....... 859,175 17,896,615
Security
Shares
Shares Value
Financial Services (continued)
Jackson Financial, Inc. , Class A .......... 1,716,369 $ 149,461,413
Marqeta, Inc. , Class A
(a)
............... 12,869,712 48,776,209
Merchants Bancorp .................. 502,797 18,337,007
Mr Cooper Group, Inc.
(a) (b)
.............. 1,713,828 164,544,626
NCR Atleos Corp.
(a)
.................. 1,958,648 66,437,340
NewtekOne, Inc. .................... 710,283 9,070,314
NMI Holdings, Inc. , Class A
(a)
............ 2,160,539 79,421,414
Onity Group, Inc.
(a)
................... 173,477 5,327,479
Pagseguro Digital Ltd. , Class A
(a) (b)
........ 5,208,329 32,604,140
Payoneer Global, Inc.
(a)
................ 7,164,708 71,933,668
Paysafe Ltd.
(a) (b)
..................... 888,342 15,190,648
Paysign, Inc.
(a)
...................... 920,107 2,778,723
PennyMac Financial Services, Inc. ........ 728,791 74,438,713
Priority Technology Holdings, Inc.
(a) (b)
....... 502,299 5,902,013
Radian Group, Inc. ................... 4,112,696 130,454,717
Remitly Global, Inc.
(a) (b)
................ 4,017,799 90,681,723
Repay Holdings Corp. , Class A
(a) (b)
........ 2,378,476 18,147,772
Sezzle, Inc.
(a) (b)
..................... 63,712 16,297,530
StoneCo Ltd. , Class A
(a) (b)
.............. 7,776,372 61,977,685
SWK Holdings Corp.
(a) (b)
............... 42,861 679,776
Velocity Financial, Inc.
(a) (b)
.............. 251,100 4,911,516
Walker & Dunlop, Inc. ................. 883,490 85,884,063
Waterstone Financial, Inc. .............. 514,186 6,910,660
1,897,218,068
Food Products — 1.0%
Alico, Inc.
(b)
........................ 183,557 4,759,633
B&G Foods, Inc. .................... 2,057,290 14,174,728
Beyond Meat, Inc.
(a) (b)
................. 1,614,553 6,070,719
BRC, Inc. , Class A
(a) (b)
................. 1,389,071 4,403,355
Calavo Growers, Inc. ................. 440,337 11,228,594
Cal-Maine Foods, Inc. ................. 1,102,731 113,493,075
Dole plc .......................... 2,060,651 27,901,215
Forafric Global plc
(a) (b)
................. 52,671 539,878
Fresh Del Monte Produce, Inc. ........... 925,311 30,729,578
Hain Celestial Group, Inc. (The)
(a) (b)
........ 2,399,049 14,754,151
J & J Snack Foods Corp. ............... 409,279 63,491,451
John B Sanfilippo & Son, Inc. ............ 232,307 20,236,263
Lancaster Colony Corp. ............... 521,980 90,375,617
Lifeway Foods, Inc.
(a) (b)
................ 122,121 3,028,601
Limoneira Co. ...................... 442,830 10,831,622
Mama's Creations, Inc.
(a)
............... 836,400 6,657,744
Mission Produce, Inc.
(a) (b)
............... 1,148,527 16,504,333
Seneca Foods Corp. , Class A
(a) (b)
......... 125,467 9,944,514
Simply Good Foods Co. (The)
(a) (b)
......... 2,437,896 95,029,186
SunOpta, Inc.
(a) (b)
.................... 2,505,254 19,290,456
TreeHouse Foods, Inc.
(a) (b)
.............. 1,261,212 44,306,378
Utz Brands, Inc. , Class A
(b)
............. 1,732,770 27,135,178
Vital Farms, Inc.
(a) (b)
.................. 887,457 33,448,254
Westrock Coffee Co.
(a) (b)
............... 848,167 5,445,232
WK Kellogg Co. ..................... 1,768,913 31,822,745
705,602,500
Gas Utilities — 1.0%
Brookfield Infrastructure Corp. , Class A ..... 3,239,547 129,614,276
Chesapeake Utilities Corp. ............. 581,518 70,567,209
New Jersey Resources Corp. ............ 2,650,202 123,631,923
Northwest Natural Holding Co. ........... 1,020,904 40,386,962
ONE Gas, Inc. ...................... 1,526,961 105,742,049
RGC Resources, Inc. ................. 184,951 3,710,117
Southwest Gas Holdings, Inc. ........... 1,648,682 116,578,304
Spire, Inc. ......................... 1,545,467 104,829,027
695,059,867

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Ground Transportation — 0.4%
ArcBest Corp.
(b)
..................... 637,475 $ 59,489,167
Covenant Logistics Group, Inc. , Class A ..... 217,567 11,859,577
FTAI Infrastructure, Inc. ................ 2,714,500 19,707,270
Heartland Express, Inc. ................ 1,186,208 13,309,254
Hertz Global Holdings, Inc.
(a) (b)
........... 3,393,464 12,420,078
Marten Transport Ltd. ................. 1,484,248 23,169,111
PAMT Corp.
(a)
...................... 173,067 2,834,838
Proficient Auto Logistics, Inc.
(a) (b)
.......... 407,705 3,290,180
RXO, Inc.
(a) (b)
....................... 4,264,369 101,662,557
Universal Logistics Holdings, Inc.
(b)
........ 189,366 8,699,474
Werner Enterprises, Inc. ............... 1,641,721 58,970,618
315,412,124
Health Care Equipment & Supplies — 3.0%
Accuray, Inc.
(a) (b)
..................... 2,395,376 4,742,844
Alphatec Holdings, Inc.
(a) (b)
.............. 2,774,101 25,466,247
AngioDynamics, Inc.
(a)
................ 994,146 9,106,377
Artivion, Inc.
(a) (b)
..................... 1,053,594 30,122,252
AtriCure, Inc.
(a)
..................... 1,274,658 38,953,548
Avanos Medical, Inc.
(a) (b)
............... 1,201,941 19,134,901
AxoGen, Inc.
(a) (b)
.................... 1,151,293 18,973,309
Bioventus, Inc. , Class A
(a)
.............. 1,021,463 10,725,361
Ceribell, Inc.
(a) (b)
..................... 283,787 7,344,408
Cerus Corp.
(a) (b)
..................... 4,854,809 7,476,406
CONMED Corp.
(b)
................... 832,202 56,955,905
CVRx, Inc.
(a) (b)
...................... 353,764 4,482,190
Embecta Corp. ..................... 1,548,700 31,980,655
Fractyl Health, Inc.
(a) (b)
................. 920,511 1,896,253
Glaukos Corp.
(a)
..................... 1,315,176 197,197,489
Haemonetics Corp.
(a) (b)
................ 1,342,436 104,817,403
ICU Medical, Inc.
(a) (b)
.................. 576,034 89,383,196
Inari Medical, Inc.
(a) (b)
................. 1,419,837 72,482,679
Inmode Ltd.
(a) (b)
..................... 1,924,222 32,134,507
Inogen, Inc.
(a) (b)
..................... 652,922 5,987,295
Integer Holdings Corp.
(a) (b)
.............. 895,191 118,630,711
Integra LifeSciences Holdings Corp.
(a)
...... 1,820,986 41,299,962
iRadimed Corp. ..................... 171,683 9,442,565
iRhythm Technologies, Inc.
(a) (b)
........... 837,563 75,523,056
Lantheus Holdings, Inc.
(a) (b)
............. 1,843,367 164,907,612
LeMaitre Vascular, Inc.
(b)
............... 537,235 49,500,833
LivaNova plc
(a)
...................... 1,463,507 67,775,009
Merit Medical Systems, Inc.
(a)
............ 1,529,447 147,928,114
Neogen Corp.
(a) (b)
.................... 5,839,850 70,895,779
NeuroPace, Inc.
(a) (b)
.................. 339,336 3,797,170
Nevro Corp.
(a) (b)
..................... 986,544 3,669,944
Novocure Ltd.
(a) (b)
.................... 2,859,503 85,213,189
Omnicell, Inc.
(a) (b)
.................... 1,228,246 54,681,512
OraSure Technologies, Inc.
(a) (b)
........... 1,912,693 6,904,822
Orchestra BioMed Holdings, Inc.
(a) (b)
....... 544,112 2,176,448
Orthofix Medical, Inc.
(a)
................ 890,922 15,555,498
OrthoPediatrics Corp.
(a) (b)
............... 429,274 9,950,571
Paragon 28, Inc.
(a) (b)
.................. 1,231,032 12,716,561
PROCEPT BioRobotics Corp.
(a) (b)
......... 1,195,623 96,271,564
Pulmonx Corp.
(a) (b)
................... 1,023,204 6,947,555
Pulse Biosciences, Inc.
(a) (b)
.............. 500,839 8,719,607
RxSight, Inc.
(a)
...................... 971,139 33,387,759
Sanara Medtech, Inc.
(a) (b)
............... 98,883 3,282,916
Semler Scientific, Inc.
(a) (b)
............... 121,630 6,568,020
SI-BONE, Inc.
(a) (b)
.................... 1,081,284 15,159,602
Sight Sciences, Inc.
(a) (b)
................ 900,780 3,278,839
STAAR Surgical Co.
(a) (b)
................ 1,323,187 32,140,212
Stereotaxis, Inc.
(a) (b)
.................. 1,369,364 3,122,150
Surmodics, Inc.
(a)
.................... 360,745 14,285,502
Tactile Systems Technology, Inc.
(a) (b)
....... 589,269 10,094,178
Tandem Diabetes Care, Inc.
(a) (b)
.......... 1,758,842 63,353,489
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
TransMedics Group, Inc.
(a) (b)
............. 877,674 $ 54,722,974
Treace Medical Concepts, Inc.
(a) (b)
......... 1,301,872 9,685,928
UFP Technologies, Inc.
(a) (b)
.............. 194,499 47,556,950
Utah Medical Products, Inc. ............. 50,383 3,097,043
Varex Imaging Corp.
(a) (b)
............... 1,033,111 15,073,089
Zimvie, Inc.
(a)
....................... 741,768 10,347,664
Zynex, Inc.
(a) (b)
...................... 389,440 3,119,414
2,150,147,036
Health Care Providers & Services — 2.7%
Accolade, Inc.
(a) (b)
.................... 1,921,075 6,570,077
AdaptHealth Corp.
(a) (b)
................. 2,727,810 25,968,751
Addus HomeCare Corp.
(a) (b)
............. 462,285 57,947,425
agilon health, Inc.
(a) (b)
................. 8,308,532 15,786,211
AirSculpt Technologies, Inc.
(a) (b)
.......... 357,428 1,855,051
Alignment Healthcare, Inc.
(a) (b)
........... 2,704,570 30,426,412
AMN Healthcare Services, Inc.
(a) (b)
........ 1,020,650 24,413,948
Ardent Health Partners, Inc.
(a) (b)
.......... 326,397 5,574,861
Astrana Health, Inc.
(a) (b)
................ 1,152,749 36,346,176
Aveanna Healthcare Holdings, Inc.
(a) (b)
...... 1,390,563 6,354,873
BrightSpring Health Services, Inc.
(a) (b)
...... 1,449,525 24,685,411
Brookdale Senior Living, Inc.
(a) (b)
.......... 5,104,095 25,673,598
Castle Biosciences, Inc.
(a) (b)
............. 695,717 18,540,858
Community Health Systems, Inc.
(a)
........ 3,402,451 10,173,328
Concentra Group Holdings Parent, Inc. ..... 2,948,666 58,324,613
CorVel Corp.
(a) (b)
..................... 707,910 78,762,067
Cross Country Healthcare, Inc.
(a)
......... 874,954 15,889,165
DocGo, Inc.
(a) (b)
..................... 2,671,916 11,328,924
Enhabit, Inc.
(a) (b)
..................... 1,298,779 10,143,464
Ensign Group, Inc. (The) ............... 1,486,385 197,481,111
Fulgent Genetics, Inc.
(a) (b)
.............. 548,562 10,131,940
GeneDx Holdings Corp. , Class A
(a) (b)
....... 342,349 26,312,944
Guardant Health, Inc.
(a)
................ 3,166,672 96,741,830
HealthEquity, Inc.
(a) (b)
................. 2,303,607 221,031,092
Hims & Hers Health, Inc. , Class A
(a) (b)
...... 5,084,878 122,952,350
InfuSystem Holdings, Inc.
(a)
............. 464,456 3,924,653
Innovage Holding Corp.
(a) (b)
............. 488,316 1,919,082
Joint Corp. (The)
(a) (b)
.................. 288,441 3,066,128
LifeStance Health Group, Inc.
(a) (b)
......... 3,710,204 27,344,203
ModivCare, Inc.
(a) (b)
................... 289,404 3,426,543
Nano-X Imaging Ltd.
(a) (b)
............... 1,460,110 10,512,792
National HealthCare Corp. .............. 333,304 35,850,178
National Research Corp. ............... 395,370 6,974,327
NeoGenomics, Inc.
(a) (b)
................ 3,412,188 56,232,858
OPKO Health, Inc.
(a) (b)
................. 8,784,044 12,912,545
Option Care Health, Inc.
(a) (b)
............. 4,596,045 106,628,244
Owens & Minor, Inc.
(a)
................. 2,045,718 26,737,534
PACS Group, Inc.
(a) (b)
................. 1,027,894 13,475,690
Patterson Cos., Inc. .................. 2,114,682 65,259,087
Pediatrix Medical Group, Inc.
(a)
........... 2,307,846 30,278,940
Pennant Group, Inc. (The)
(a)
............. 859,452 22,792,667
Performant Healthcare, Inc.
(a)
............ 1,851,301 5,590,929
Privia Health Group, Inc.
(a) (b)
............. 2,714,515 53,068,768
Progyny, Inc.
(a) (b)
.................... 2,112,132 36,434,277
Quipt Home Medical Corp.
(a) (b)
........... 1,002,931 3,058,940
RadNet, Inc.
(a)
...................... 1,784,772 124,648,476
Select Medical Holdings Corp. ........... 2,924,779 55,132,084
Sonida Senior Living, Inc.
(a) (b)
............ 121,449 2,803,043
Surgery Partners, Inc.
(a) (b)
.............. 2,071,929 43,862,737
Talkspace, Inc.
(a) (b)
................... 3,259,903 10,073,100
US Physical Therapy, Inc. .............. 394,370 34,984,563
Viemed Healthcare, Inc.
(a)
.............. 864,256 6,931,333
1,943,340,201

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care REITs — 0.8%
American Healthcare REIT, Inc. .......... 4,101,108 $ 116,553,489
CareTrust REIT, Inc. .................. 5,010,421 135,531,888
Community Healthcare Trust, Inc. ......... 745,018 14,311,796
Diversified Healthcare Trust ............. 5,953,183 13,692,321
Global Medical REIT, Inc. .............. 1,635,148 12,623,343
LTC Properties, Inc. .................. 1,208,600 41,757,130
National Health Investors, Inc. ........... 1,153,641 79,947,321
Sabra Health Care REIT, Inc. ............ 6,481,659 112,262,334
Strawberry Fields REIT, Inc. ............ 133,471 1,406,784
Universal Health Realty Income Trust ...... 346,834 12,905,693
540,992,099
Health Care Technology — 0.3%
Definitive Healthcare Corp. , Class A
(a) (b)
..... 1,464,804 6,020,344
Evolent Health, Inc. , Class A
(a) (b)
.......... 3,107,798 34,962,728
Health Catalyst, Inc.
(a)
................. 1,573,356 11,123,627
HealthStream, Inc. ................... 618,240 19,660,032
LifeMD, Inc.
(a) (b)
..................... 922,992 4,568,810
OptimizeRx Corp.
(a) (b)
................. 474,434 2,305,749
Phreesia, Inc.
(a) (b)
.................... 1,487,319 37,420,946
Schrodinger, Inc.
(a) (b)
.................. 1,525,582 29,428,477
Simulations Plus, Inc.
(b)
................ 413,520 11,533,073
Teladoc Health, Inc.
(a) (b)
................ 4,624,811 42,039,532
Waystar Holding Corp.
(a) (b)
.............. 1,162,637 42,668,778
241,732,096
Hotel & Resort REITs — 0.8%
Apple Hospitality REIT, Inc. ............. 6,097,504 93,596,687
Braemar Hotels & Resorts, Inc. .......... 1,740,295 5,220,885
Chatham Lodging Trust ................ 1,351,441 12,095,397
DiamondRock Hospitality Co. ............ 5,695,654 51,431,756
Pebblebrook Hotel Trust
(b)
.............. 3,228,897 43,751,554
RLJ Lodging Trust ................... 4,182,278 42,701,058
Ryman Hospitality Properties, Inc. ........ 1,592,142 166,124,096
Service Properties Trust ............... 4,675,901 11,876,789
Summit Hotel Properties, Inc. ............ 2,797,271 19,161,306
Sunstone Hotel Investors, Inc. ........... 5,486,023 64,954,512
Xenia Hotels & Resorts, Inc. ............ 2,803,060 41,653,472
552,567,512
Hotels, Restaurants & Leisure — 2.0%
Accel Entertainment, Inc. , Class A
(a)
....... 1,318,597 14,082,616
Bally's Corp.
(a) (b)
..................... 632,497 11,315,371
Biglari Holdings, Inc. , Class B, NVS
(a) (b)
..... 18,488 4,701,314
BJ's Restaurants, Inc.
(a) (b)
.............. 519,057 18,237,068
Bloomin' Brands, Inc. ................. 2,131,579 26,026,580
Brinker International, Inc.
(a)
............. 1,188,793 157,265,426
Cheesecake Factory, Inc. (The) .......... 1,309,237 62,110,203
Cracker Barrel Old Country Store, Inc. ...... 602,783 31,863,109
Dave & Buster's Entertainment, Inc.
(a) (b)
..... 879,155 25,662,534
Denny's Corp.
(a) (b)
.................... 1,343,017 8,125,253
Despegar.com Corp.
(a) (b)
............... 1,636,240 31,497,620
Dine Brands Global, Inc. ............... 438,402 13,195,900
El Pollo Loco Holdings, Inc.
(a) (b)
........... 694,797 8,017,957
Empire Resorts, Inc.
(a) (b) (d)
.............. 70,419 1
Everi Holdings, Inc.
(a)
................. 2,166,791 29,273,346
First Watch Restaurant Group, Inc.
(a) (b)
...... 801,383 14,913,738
Full House Resorts, Inc.
(a) (b)
............. 811,474 3,310,814
Global Business Travel Group I
(a) (b)
........ 3,346,930 31,059,510
Golden Entertainment, Inc. ............. 544,341 17,201,176
Hilton Grand Vacations, Inc.
(a) (b)
.......... 1,937,435 75,463,093
Inspired Entertainment, Inc.
(a) (b)
........... 592,614 5,363,157
International Game Technology plc ........ 3,094,263 54,644,685
Jack in the Box, Inc. .................. 529,339 22,041,676
Krispy Kreme, Inc. ................... 2,312,713 22,965,240
Kura Sushi USA, Inc. , Class A
(a) (b)
......... 160,436 14,532,293
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Life Time Group Holdings, Inc.
(a)
.......... 1,678,219 $ 37,122,204
Lindblad Expeditions Holdings, Inc.
(a) (b)
..... 963,764 11,430,241
Monarch Casino & Resort, Inc. ........... 335,304 26,455,486
Nathan's Famous, Inc. ................ 47,013 3,695,692
ONE Group Hospitality, Inc. (The)
(a) (b)
...... 525,732 1,524,623
Papa John's International, Inc. ........... 895,420 36,774,899
PlayAGS, Inc.
(a)
..................... 1,025,320 11,821,940
Portillo's, Inc. , Class A
(a) (b)
.............. 1,438,614 13,522,972
Potbelly Corp.
(a) (b)
.................... 730,396 6,880,330
RCI Hospitality Holdings, Inc.
(b)
........... 219,638 12,622,596
Red Rock Resorts, Inc. , Class A .......... 1,329,813 61,490,553
Rush Street Interactive, Inc. , Class A
(a) (b)
.... 2,033,915 27,905,314
Sabre Corp.
(a) (b)
..................... 10,259,014 37,445,401
Shake Shack, Inc. , Class A
(a) (b)
........... 1,019,079 132,276,454
Six Flags Entertainment Corp.
(b)
.......... 2,496,005 120,282,481
Super Group SGHC Ltd. ............... 4,036,155 25,145,246
Sweetgreen, Inc. , Class A
(a) (b)
............ 2,690,012 86,241,785
Target Hospitality Corp.
(a) (b)
............. 884,930 8,552,848
United Parks & Resorts, Inc.
(a) (b)
.......... 900,860 50,619,323
Vacasa, Inc. , Class A
(a) (b)
............... 184,273 902,938
Xponential Fitness, Inc. , Class A
(a) (b)
....... 636,174 8,556,540
1,424,139,546
Household Durables — 2.0%
Beazer Homes USA, Inc.
(a)
............. 767,080 21,064,017
Cavco Industries, Inc.
(a) (b)
............... 218,916 97,686,887
Century Communities, Inc. ............. 751,293 55,114,854
Champion Homes, Inc.
(a) (b)
.............. 1,426,656 125,688,394
Cricut, Inc. , Class A .................. 1,290,249 7,354,419
Dream Finders Homes, Inc. , Class A
(a) (b)
..... 733,123 17,059,772
Ethan Allen Interiors, Inc. .............. 601,943 16,920,618
Flexsteel Industries, Inc.
(b)
.............. 124,363 6,757,885
GoPro, Inc. , Class A
(a) (b)
................ 3,640,871 3,968,549
Green Brick Partners, Inc.
(a) (b)
............ 821,322 46,396,480
Hamilton Beach Brands Holding Co. , Class A . 220,196 3,705,899
Helen of Troy Ltd.
(a) (b)
................. 615,450 36,822,373
Hooker Furnishings Corp. .............. 272,884 3,823,105
Hovnanian Enterprises, Inc. , Class A
(a) (b)
.... 134,033 17,936,296
Installed Building Products, Inc. .......... 643,302 112,738,676
iRobot Corp.
(a)
...................... 790,859 6,129,157
KB Home ......................... 1,757,879 115,527,808
Landsea Homes Corp.
(a) (b)
.............. 488,002 4,143,137
La-Z-Boy, Inc. ...................... 1,140,685 49,699,645
Legacy Housing Corp.
(a) (b)
.............. 230,314 5,684,150
LGI Homes, Inc.
(a) (b)
.................. 550,685 49,231,239
Lifetime Brands, Inc. .................. 277,333 1,639,038
Lovesac Co. (The)
(a) (b)
................. 377,546 8,932,738
M/I Homes, Inc.
(a)
.................... 720,845 95,836,343
Meritage Homes Corp. ................ 958,859 147,491,691
Purple Innovation, Inc.
(a) (b)
.............. 1,461,799 1,140,203
Sonos, Inc.
(a) (b)
...................... 3,268,797 49,162,707
Taylor Morrison Home Corp.
(a)
........... 2,771,767 169,659,858
Traeger, Inc.
(a) (b)
..................... 915,369 2,187,732
TRI Pointe Homes, Inc.
(a) (b)
............. 2,469,611 89,548,095
United Homes Group, Inc. , Class A
(a)
....... 99,916 422,645
Worthington Enterprises, Inc. ............ 849,769 34,084,235
1,403,558,645
Household Products — 0.3%
Central Garden & Pet Co.
(a) (b)
............ 290,703 11,279,277
Central Garden & Pet Co. , Class A, NVS
(a)
... 1,357,143 44,853,576
Energizer Holdings, Inc. ............... 1,927,934 67,265,617
Oil-Dri Corp. of America ............... 129,436 11,343,771
WD-40 Co. ........................ 363,169 88,133,853
222,876,094

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Independent Power and Renewable Electricity Producers
— 0.2%
(b)
Altus Power, Inc. , Class A
(a)
............. 1,932,844 $ 7,866,675
Montauk Renewables, Inc.
(a)
............ 1,764,937 7,024,449
Ormat Technologies, Inc. ............... 1,540,694 104,335,798
Sunnova Energy International, Inc.
(a)
....... 2,853,146 9,786,291
129,013,213
Industrial Conglomerates — 0.0%
Brookfield Business Corp. , Class A
(b)
....... 720,869 17,488,282
Industrial REITs — 0.4%
Industrial Logistics Properties Trust ........ 1,722,544 6,287,286
Innovative Industrial Properties, Inc. ....... 766,161 51,056,969
LXP Industrial Trust .................. 7,896,800 64,122,016
Plymouth Industrial REIT, Inc. ........... 1,036,798 18,455,004
Terreno Realty Corp.
(b)
................ 2,567,552 151,845,025
291,766,300
Insurance — 2.0%
Ambac Financial Group, Inc.
(a) (b)
.......... 1,262,962 15,976,469
American Coastal Insurance Corp.
(a)
....... 680,507 9,159,624
AMERISAFE, Inc. ................... 533,226 27,482,468
Baldwin Insurance Group, Inc. (The) , Class
A
(a) (b)
.......................... 1,806,753 70,029,746
Bowhead Specialty Holdings, Inc.
(a)
........ 314,747 11,179,814
CNO Financial Group, Inc. .............. 2,880,715 107,191,405
Crawford & Co. , Class A, NVS ........... 539,904 6,241,290
Donegal Group, Inc. , Class A ............ 465,823 7,206,282
Employers Holdings, Inc. ............... 595,513 30,508,131
Enstar Group Ltd.
(a) (b)
................. 346,940 111,732,027
F&G Annuities & Life, Inc. .............. 488,544 20,245,263
Fidelis Insurance Holdings Ltd. ........... 1,424,850 25,832,531
Genworth Financial, Inc. , Class A
(a) (b)
....... 10,070,018 70,389,426
GoHealth, Inc. , Class A
(a)
............... 110,223 1,475,886
Goosehead Insurance, Inc. , Class A
(a) (b)
..... 607,591 65,145,907
Greenlight Capital Re Ltd. , Class A
(a)
....... 800,625 11,208,750
Hamilton Insurance Group Ltd. , Class B
(a) (b)
.. 1,116,178 21,240,867
HCI Group, Inc. ..................... 237,449 27,669,932
Heritage Insurance Holdings, Inc.
(a)
........ 650,103 7,866,246
Hippo Holdings, Inc.
(a) (b)
................ 549,880 14,720,288
Horace Mann Educators Corp. ........... 1,022,216 40,101,534
Investors Title Co.
(b)
.................. 45,445 10,759,558
James River Group Holdings Ltd. ......... 1,035,511 5,042,939
Kingsway Financial Services, Inc.
(a) (b)
....... 370,128 3,097,971
Lemonade, Inc.
(a) (b)
................... 1,408,691 51,670,786
Maiden Holdings Ltd.
(a) (b)
............... 2,355,276 3,980,417
MBIA, Inc.
(a)
....................... 1,241,000 8,016,860
Mercury General Corp. ................ 743,479 49,426,484
NI Holdings, Inc.
(a)
................... 218,602 3,432,052
Oscar Health, Inc. , Class A
(a) (b)
........... 5,392,007 72,468,574
Palomar Holdings, Inc.
(a)
............... 696,663 73,560,646
ProAssurance Corp.
(a)
................. 1,263,299 20,099,087
Root, Inc. , Class A
(a) (b)
................. 237,841 17,264,878
Safety Insurance Group, Inc. ............ 412,496 33,989,670
Selective Insurance Group, Inc. .......... 1,655,727 154,843,589
Selectquote, Inc.
(a)
................... 3,913,821 14,559,414
SiriusPoint Ltd.
(a)
.................... 2,700,057 44,253,934
Skyward Specialty Insurance Group, Inc.
(a)
... 1,018,997 51,500,108
Stewart Information Services Corp. ........ 647,873 43,724,949
Tiptree, Inc. ....................... 718,477 14,987,430
Trupanion, Inc.
(a) (b)
................... 906,644 43,700,241
United Fire Group, Inc. ................ 583,397 16,597,645
Universal Insurance Holdings, Inc. ........ 703,346 14,812,467
1,454,393,585
Security
Shares
Shares Value
Interactive Media & Services — 0.6%
Bumble, Inc. , Class A
(a) (b)
............... 2,608,204 $ 21,230,781
Cargurus, Inc. , Class A
(a)
............... 2,352,383 85,956,075
Cars.com, Inc.
(a) (b)
................... 1,781,198 30,868,161
EverQuote, Inc. , Class A
(a) (b)
............. 677,483 13,542,885
fuboTV, Inc.
(a) (b)
..................... 8,615,696 10,855,777
Getty Images Holdings, Inc. , Class A
(a) (b)
.... 2,659,786 5,745,138
Grindr, Inc.
(a) (b)
...................... 667,941 11,916,067
MediaAlpha, Inc. , Class A
(a) (b)
............ 781,801 8,826,533
Nextdoor Holdings, Inc. , Class A
(a)
........ 4,543,198 10,767,379
Outbrain, Inc.
(a)
..................... 1,065,994 7,653,837
QuinStreet, Inc.
(a) (b)
................... 1,437,110 33,154,128
Shutterstock, Inc. .................... 667,351 20,254,103
System1, Inc. , Class A
(a) (b)
.............. 802,594 720,970
TrueCar, Inc.
(a)
...................... 2,296,204 8,564,841
Vimeo, Inc.
(a)
....................... 3,910,369 25,026,362
Webtoon Entertainment, Inc.
(a) (b)
.......... 420,585 5,711,544
Yelp, Inc.
(a) (b)
....................... 1,730,379 66,965,667
Ziff Davis, Inc.
(a) (b)
.................... 1,188,482 64,582,112
ZipRecruiter, Inc. , Class A
(a) (b)
............ 1,925,698 13,942,054
446,284,414
IT Services — 0.6%
Applied Digital Corp.
(a) (b)
............... 5,163,150 39,446,466
ASGN, Inc.
(a) (b)
...................... 1,155,155 96,270,618
Backblaze, Inc. , Class A
(a)
.............. 1,105,689 6,656,248
BigBear.ai Holdings, Inc.
(a) (b)
............. 2,790,541 12,417,907
BigCommerce Holdings, Inc.
(a) (b)
.......... 1,885,990 11,542,259
Core Scientific, Inc.
(a) (b)
................ 4,796,940 67,397,007
Couchbase, Inc.
(a) (b)
.................. 1,066,947 16,633,704
DigitalOcean Holdings, Inc.
(a) (b)
........... 1,764,799 60,126,702
Fastly, Inc. , Class A
(a) (b)
................ 3,533,856 33,359,601
Grid Dynamics Holdings, Inc. , Class A
(a) (b)
... 1,577,240 35,077,818
Hackett Group, Inc. (The) .............. 661,627 20,325,181
Information Services Group, Inc. .......... 1,055,889 3,526,669
Rackspace Technology, Inc.
(a) (b)
.......... 1,948,593 4,306,390
Tucows, Inc. , Class A
(a) (b)
............... 211,867 3,631,400
Unisys Corp.
(a)
...................... 1,830,615 11,587,793
422,305,763
Leisure Products — 0.4%
Acushnet Holdings Corp.
(b)
............. 750,853 53,370,631
AMMO, Inc.
(a) (b)
..................... 2,455,538 2,701,092
Clarus Corp. ....................... 647,880 2,921,939
Escalade, Inc. ...................... 245,886 3,511,252
Funko, Inc. , Class A
(a) (b)
................ 839,378 11,239,271
JAKKS Pacific, Inc.
(a)
................. 217,790 6,130,789
Johnson Outdoors, Inc. , Class A .......... 125,043 4,126,419
Latham Group, Inc.
(a) (b)
................ 1,077,015 7,496,024
Malibu Boats, Inc. , Class A
(a) (b)
........... 530,237 19,931,609
Marine Products Corp. ................ 201,938 1,851,771
MasterCraft Boat Holdings, Inc.
(a) (b)
........ 455,855 8,693,155
Peloton Interactive, Inc. , Class A
(a) (b)
....... 9,446,451 82,184,124
Revelyst, Inc.
(a) (b)
.................... 1,584,422 30,468,435
Smith & Wesson Brands, Inc. ............ 1,222,789 12,356,283
Solo Brands, Inc. , Class A
(a) (b)
............ 514,269 586,267
Sturm Ruger & Co., Inc. ............... 412,170 14,578,453
Topgolf Callaway Brands Corp.
(a)
......... 3,839,677 30,179,861
292,327,375
Life Sciences Tools & Services — 0.3%
Adaptive Biotechnologies Corp.
(a) (b)
........ 3,129,257 18,759,896
Akoya Biosciences, Inc.
(a) (b)
............. 678,714 1,554,255
BioLife Solutions, Inc.
(a) (b)
............... 979,142 25,418,526
ChromaDex Corp.
(a) (b)
................. 1,373,911 7,288,598
Codexis, Inc.
(a) (b)
.................... 2,122,079 10,122,317
CryoPort, Inc.
(a) (b)
.................... 1,166,069 9,072,017

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
Cytek Biosciences, Inc.
(a)
............... 3,262,901 $ 21,176,227
Harvard Bioscience, Inc.
(a) (b)
............. 995,267 2,100,013
Lifecore Biomedical, Inc.
(a) (b)
............. 550,489 4,090,133
Maravai LifeSciences Holdings, Inc. , Class A
(a) (b)
2,986,994 16,279,117
MaxCyte, Inc.
(a) (b)
.................... 2,763,184 11,494,845
Mesa Laboratories, Inc.
(b)
.............. 135,911 17,922,584
Nautilus Biotechnology, Inc.
(a)
............ 1,257,301 2,112,266
OmniAb, Inc.
(a) (b)
.................... 2,403,533 8,508,507
OmniAb, Inc., 12.50 Earnout Shares
(a) (d)
..... 130,676 1
OmniAb, Inc., 15.00 Earnout Shares
(a) (d)
..... 130,676 1
Pacific Biosciences of California, Inc.
(a) (b)
.... 7,366,724 13,481,105
Quanterix Corp.
(a) (b)
.................. 968,547 10,295,655
Quantum-Si, Inc. , Class A
(a) (b)
............ 2,763,097 7,460,362
Standard BioTools, Inc.
(a) (b)
.............. 7,912,150 13,846,263
200,982,688
Machinery — 3.9%
374Water, Inc.
(a) (b)
................... 1,381,876 943,269
3D Systems Corp.
(a) (b)
................. 3,401,787 11,157,861
Alamo Group, Inc. ................... 271,951 50,558,410
Albany International Corp. , Class A ........ 833,818 66,680,425
Astec Industries, Inc. ................. 613,080 20,599,488
Atmus Filtration Technologies, Inc. ........ 2,240,854 87,796,660
Barnes Group, Inc. ................... 1,242,475 58,719,369
Blue Bird Corp.
(a) (b)
................... 860,632 33,246,214
Chart Industries, Inc.
(a) (b)
............... 1,151,939 219,836,039
Columbus McKinnon Corp. ............. 753,490 28,059,968
Commercial Vehicle Group, Inc.
(a) (b)
........ 835,813 2,072,816
Douglas Dynamics, Inc. ............... 600,059 14,179,394
Eastern Co. (The) ................... 122,300 3,245,842
Energy Recovery, Inc.
(a)
............... 1,497,840 22,018,248
Enerpac Tool Group Corp. , Class A
(b)
....... 1,439,483 59,148,356
Enpro, Inc.
(b)
....................... 561,771 96,877,409
ESCO Technologies, Inc. .............. 694,049 92,454,267
Federal Signal Corp. ................. 1,602,497 148,054,698
Franklin Electric Co., Inc. .............. 1,200,653 117,003,635
Gencor Industries, Inc.
(a)
............... 246,378 4,348,572
Gorman-Rupp Co. (The) ............... 529,158 20,065,671
Graham Corp.
(a)
..................... 270,667 12,036,561
Greenbrier Cos., Inc. (The) ............. 829,101 50,566,870
Helios Technologies, Inc.
(b)
............. 884,364 39,478,009
Hillenbrand, Inc. .................... 1,893,218 58,273,250
Hillman Solutions Corp.
(a) (b)
............. 5,196,101 50,610,024
Hyliion Holdings Corp. , Class A
(a) (b)
........ 3,830,016 9,996,342
Hyster-Yale, Inc. , Class A .............. 310,444 15,810,913
John Bean Technologies Corp.
(b)
.......... 1,265,989 160,907,202
Kadant, Inc.
(b)
...................... 314,137 108,374,124
Kennametal, Inc. .................... 2,111,258 50,712,417
L B Foster Co. , Class A
(a)
............... 235,972 6,347,647
Lindsay Corp. ...................... 281,290 33,279,420
Luxfer Holdings plc .................. 713,842 9,344,192
Manitowoc Co., Inc. (The)
(a)
............. 943,303 8,612,356
Mayville Engineering Co., Inc.
(a) (b)
......... 330,726 5,199,013
Miller Industries, Inc. ................. 292,729 19,132,767
Mueller Industries, Inc. ................ 2,998,876 237,990,799
Mueller Water Products, Inc. , Class A ...... 4,168,051 93,781,147
NN, Inc.
(a) (b)
........................ 1,140,982 3,731,011
Omega Flex, Inc. .................... 75,392 3,164,202
Park-Ohio Holdings Corp. .............. 229,428 6,027,074
Proto Labs, Inc.
(a)
.................... 673,653 26,333,096
REV Group, Inc.
(b)
................... 1,389,613 44,286,966
Shyft Group, Inc. (The) ................ 906,988 10,648,039
SPX Technologies, Inc.
(a)
............... 1,210,910 176,211,623
Standex International Corp. ............. 310,770 58,110,882
Taylor Devices, Inc.
(a) (b)
................ 70,834 2,948,111
Security
Shares
Shares Value
Machinery (continued)
Tennant Co. ....................... 495,586 $ 40,405,127
Terex Corp.
(b)
...................... 1,804,848 83,420,075
Titan International, Inc.
(a)
............... 1,355,573 9,204,341
Trinity Industries, Inc. ................. 2,200,744 77,246,114
Twin Disc, Inc. ...................... 228,462 2,684,429
Wabash National Corp. ................ 1,178,321 20,184,639
Watts Water Technologies, Inc. , Class A ..... 727,346 147,869,442
2,839,994,835
Marine Transportation — 0.3%
Costamare, Inc. ..................... 1,163,017 14,944,768
Genco Shipping & Trading Ltd. ........... 1,142,875 15,931,678
Golden Ocean Group Ltd. .............. 3,275,600 29,349,376
Himalaya Shipping Ltd. ................ 741,283 3,602,635
Matson, Inc. ....................... 881,534 118,866,045
Pangaea Logistics Solutions Ltd. ......... 801,002 4,293,371
Safe Bulkers, Inc. ................... 1,584,149 5,655,412
192,643,285
Media — 0.8%
Advantage Solutions, Inc. , Class A
(a) (b)
...... 2,873,405 8,390,343
AMC Networks, Inc. , Class A
(a)
........... 889,011 8,801,209
Boston Omaha Corp. , Class A
(a) (b)
......... 636,590 9,026,846
Cable One, Inc. ..................... 152,249 55,132,408
Cardlytics, Inc.
(a) (b)
................... 1,176,508 4,364,845
Clear Channel Outdoor Holdings, Inc.
(a)
..... 9,699,719 13,288,615
EchoStar Corp. , Class A
(a) (b)
............. 3,262,129 74,702,754
Emerald Holding, Inc. ................. 418,434 2,016,852
Entravision Communications Corp. , Class A .. 1,686,301 3,962,807
EW Scripps Co. (The) , Class A
(a)
......... 1,632,617 3,608,084
Gambling.com Group Ltd.
(a)
............. 423,506 5,962,964
Gannett Co., Inc.
(a) (b)
.................. 3,872,124 19,592,947
Gray Television, Inc. .................. 2,398,559 7,555,461
Ibotta, Inc. , Class A
(a) (b)
................ 414,247 26,959,195
iHeartMedia, Inc. , Class A
(a)
............. 2,721,112 5,387,802
Innovid Corp.
(a) (b)
.................... 2,906,897 8,982,312
Integral Ad Science Holding Corp.
(a) (b)
...... 1,943,513 20,290,276
John Wiley & Sons, Inc. , Class A ......... 1,084,362 47,397,463
Magnite, Inc.
(a) (b)
..................... 3,384,961 53,888,579
National CineMedia, Inc.
(a) (b)
............. 1,910,468 12,685,508
PubMatic, Inc. , Class A
(a)
............... 1,132,080 16,630,255
Scholastic Corp. .................... 647,899 13,819,686
Sinclair, Inc. , Class A ................. 905,781 14,619,305
Stagwell, Inc. , Class A
(a) (b)
.............. 2,338,767 15,389,087
TechTarget, Inc.
(a)
.................... 723,882 14,347,341
TEGNA, Inc. ....................... 4,501,100 82,325,119
Thryv Holdings, Inc.
(a) (b)
................ 951,228 14,078,174
Townsquare Media, Inc. , Class A ......... 341,076 3,100,381
WideOpenWest, Inc.
(a)
................ 1,358,615 6,738,730
573,045,348
Metals & Mining — 1.6%
Alpha Metallurgical Resources, Inc.
(a)
...... 295,116 59,058,614
Arch Resources, Inc. , Class A ........... 472,301 66,698,347
Caledonia Mining Corp. plc ............. 399,531 3,759,587
Carpenter Technology Corp. ............ 1,278,271 216,935,371
Century Aluminum Co.
(a) (b)
.............. 1,434,475 26,136,135
Coeur Mining, Inc.
(a) (b)
................. 10,614,844 60,716,908
Commercial Metals Co. ................ 3,071,478 152,345,309
Compass Minerals International, Inc. ....... 928,088 10,440,990
Constellium SE , Class A
(a)
.............. 3,522,744 36,178,581
Contango ORE, Inc.
(a) (b)
................ 262,517 2,630,420
Critical Metals Corp.
(a) (b)
................ 184,737 1,254,364
Dakota Gold Corp.
(a) (b)
................. 1,649,494 3,628,887
Hecla Mining Co. .................... 15,773,385 77,447,320
i-80 Gold Corp.
(a) (b)
................... 7,758,226 3,762,740

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Metals & Mining (continued)
Ivanhoe Electric, Inc.
(a) (b)
............... 2,243,928 $ 16,941,656
Kaiser Aluminum Corp. ................ 437,297 30,728,860
Lifezone Metals Ltd.
(a) (b)
................ 932,144 6,478,401
MAC Copper Ltd. , Class A
(a) (b)
........... 1,400,147 14,869,561
Materion Corp. ..................... 550,057 54,389,636
Metallus, Inc.
(a)
..................... 1,113,616 15,735,394
Novagold Resources, Inc.
(a) (b)
............ 6,474,700 21,560,751
Olympic Steel, Inc. ................... 266,752 8,752,133
Perpetua Resources Corp.
(a) (b)
........... 1,046,581 11,167,019
Piedmont Lithium, Inc.
(a) (b)
.............. 470,186 4,109,426
Radius Recycling, Inc. , Class A .......... 745,188 11,341,761
Ramaco Resources, Inc. , Class A ......... 723,422 7,422,310
Ramaco Resources, Inc. , Class B ......... 125,318 1,238,142
Ryerson Holding Corp. ................ 748,108 13,847,479
SSR Mining, Inc.
(a)
................... 5,431,606 37,803,978
SunCoke Energy, Inc. ................. 2,256,134 24,140,634
Tredegar Corp.
(a)
.................... 713,143 5,476,938
Universal Stainless & Alloy Products, Inc.
(a) (b)
. 234,898 10,342,559
Warrior Met Coal, Inc.
(b)
................ 1,386,007 75,177,020
Worthington Steel, Inc. ................ 876,299 27,883,834
1,120,401,065
Mortgage Real Estate Investment Trusts (REITs) — 0.9%
Advanced Flower Capital, Inc. ........... 520,872 4,338,864
AG Mortgage Investment Trust, Inc. ....... 775,179 5,154,940
Angel Oak Mortgage REIT, Inc. .......... 375,902 3,488,371
Apollo Commercial Real Estate Finance, Inc. . 3,852,851 33,365,690
Arbor Realty Trust, Inc.
(b)
............... 3,767,702 52,182,673
Ares Commercial Real Estate Corp. ....... 1,549,417 9,126,066
ARMOUR Residential REIT, Inc. .......... 1,448,304 27,315,013
Blackstone Mortgage Trust, Inc. , Class A .... 4,795,778 83,494,495
BrightSpire Capital, Inc. , Class A ......... 3,655,203 20,615,345
Chicago Atlantic Real Estate Finance, Inc. ... 462,550 7,132,521
Chimera Investment Corp. .............. 2,181,857 30,545,998
Claros Mortgage Trust, Inc. ............. 2,412,287 10,903,537
Dynex Capital, Inc. ................... 2,120,687 26,826,691
Ellington Financial, Inc. ................ 2,246,235 27,224,368
Franklin BSP Realty Trust, Inc. ........... 2,180,502 27,343,495
Granite Point Mortgage Trust, Inc. ........ 1,395,185 3,892,566
Invesco Mortgage Capital, Inc. ........... 1,413,586 11,379,367
KKR Real Estate Finance Trust, Inc. ....... 1,555,126 15,706,773
Ladder Capital Corp. , Class A ........... 3,234,926 36,198,822
MFA Financial, Inc. ................... 2,763,320 28,158,231
New York Mortgage Trust, Inc. ........... 2,465,721 14,942,269
Nexpoint Real Estate Finance, Inc. ........ 231,725 3,635,765
Orchid Island Capital, Inc. .............. 2,001,609 15,572,518
PennyMac Mortgage Investment Trust ...... 2,448,308 30,824,198
Ready Capital Corp. .................. 4,692,048 31,999,767
Redwood Trust, Inc. .................. 3,662,890 23,918,672
Seven Hills Realty Trust ............... 392,937 5,139,616
Sunrise Realty Trust, Inc.
(b)
............. 176,353 2,483,050
TPG RE Finance Trust, Inc. ............. 1,681,411 14,291,993
Two Harbors Investment Corp. ........... 2,808,152 33,220,438
640,422,112
Multi-Utilities — 0.4%
Avista Corp. ....................... 2,111,578 77,347,102
Black Hills Corp. .................... 1,876,560 109,816,291
Northwestern Energy Group, Inc. ......... 1,673,447 89,462,477
Unitil Corp. ........................ 403,848 21,884,523
298,510,393
Office REITs — 0.7%
Brandywine Realty Trust ............... 4,615,100 25,844,560
City Office REIT, Inc. ................. 1,091,303 6,023,993
COPT Defense Properties .............. 3,061,662 94,758,439
Security
Shares
Shares Value
Office REITs (continued)
Douglas Emmett, Inc. ................. 2,909,572 $ 54,001,656
Easterly Government Properties, Inc. ...... 2,579,979 29,308,561
Franklin Street Properties Corp. .......... 2,509,891 4,593,101
Hudson Pacific Properties, Inc. ........... 3,937,270 11,929,928
JBG SMITH Properties ................ 2,219,608 34,115,375
NET Lease Office Properties
(a) (b)
.......... 403,650 12,597,916
Orion Office REIT, Inc. ................ 1,472,238 5,462,003
Paramount Group, Inc. ................ 5,017,900 24,788,426
Peakstone Realty Trust , Class E ......... 1,006,914 11,146,538
Piedmont Office Realty Trust, Inc. , Class A ... 3,452,674 31,591,967
Postal Realty Trust, Inc. , Class A ......... 412,101 5,377,918
SL Green Realty Corp.
(b)
............... 1,915,488 130,099,945
481,640,326
Oil, Gas & Consumable Fuels — 3.0%
Aemetis, Inc.
(a) (b)
.................... 972,435 2,615,850
Amplify Energy Corp.
(a) (b)
............... 972,332 5,833,992
Ardmore Shipping Corp. ............... 1,100,635 13,372,715
Berry Corp. ........................ 2,122,308 8,765,132
BKV Corp.
(a) (b)
...................... 343,649 8,171,973
California Resources Corp. ............. 1,852,716 96,137,433
Centrus Energy Corp. , Class A
(a) (b)
........ 385,286 25,663,901
Clean Energy Fuels Corp.
(a) (b)
............ 4,448,134 11,164,816
CNX Resources Corp.
(a) (b)
.............. 3,972,675 145,677,992
Comstock Resources, Inc.
(a)
............. 2,504,243 45,627,308
CONSOL Energy, Inc.
(b)
............... 789,048 84,175,641
Crescent Energy, Inc. , Class A ........... 4,384,922 64,063,710
CVR Energy, Inc. .................... 948,110 17,767,581
Delek US Holdings, Inc. ............... 1,751,961 32,411,279
DHT Holdings, Inc. ................... 3,499,304 32,508,534
Diversified Energy Co. plc
(c)
............. 1,244,325 20,904,660
Dorian LPG Ltd. ..................... 951,394 23,185,472
Empire Petroleum Corp.
(a) (b)
............. 366,534 2,785,658
Encore Energy Corp.
(a) (b)
............... 4,705,488 16,045,714
Energy Fuels, Inc.
(a) (b)
................. 5,006,012 25,680,842
Evolution Petroleum Corp. .............. 756,223 3,955,046
Excelerate Energy, Inc. , Class A
(b)
......... 468,611 14,175,483
FLEX LNG Ltd. ..................... 745,270 17,096,494
FutureFuel Corp. .................... 699,567 3,700,709
Golar LNG Ltd. ..................... 2,638,778 111,673,085
Granite Ridge Resources, Inc. ........... 1,234,602 7,975,529
Green Plains, Inc.
(a)
.................. 1,787,083 16,941,547
Gulfport Energy Corp.
(a) (b)
.............. 347,222 63,958,292
Hallador Energy Co.
(a) (b)
................ 676,162 7,742,055
HighPeak Energy, Inc.
(b)
............... 365,491 5,372,718
International Seaways, Inc. ............. 1,076,827 38,701,162
Kinetik Holdings, Inc. , Class A ........... 1,029,887 58,404,892
Kosmos Energy Ltd.
(a) (b)
................ 12,620,100 43,160,742
Magnolia Oil & Gas Corp. , Class A
(b)
....... 4,684,579 109,525,457
Murphy Oil Corp. .................... 3,836,465 116,091,431
NACCO Industries, Inc. , Class A .......... 102,046 3,043,012
NextDecade Corp.
(a) (b)
................. 3,060,683 23,597,866
Nordic American Tankers Ltd. ........... 5,180,640 12,951,600
Northern Oil & Gas, Inc. ............... 2,693,640 100,095,662
Par Pacific Holdings, Inc.
(a)
............. 1,505,104 24,668,655
PBF Energy, Inc. , Class A .............. 2,737,967 72,693,024
Peabody Energy Corp. ................ 3,412,692 71,461,771
PrimeEnergy Resources Corp.
(a)
.......... 13,978 3,069,429
REX American Resources Corp.
(a)
........ 407,430 16,985,757
Riley Exploration Permian, Inc. ........... 302,334 9,650,501
Ring Energy, Inc.
(a) (b)
.................. 4,033,948 5,486,169
Sable Offshore Corp. , Class A
(a) (b)
......... 1,342,483 30,742,861
SandRidge Energy, Inc. ............... 771,278 9,031,665
Scorpio Tankers, Inc. ................. 1,188,807 59,071,820
SFL Corp. Ltd. ...................... 3,291,746 33,641,644

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Sitio Royalties Corp. , Class A ............ 2,087,069 $ 40,029,983
SM Energy Co. ..................... 3,113,575 120,682,167
Talos Energy, Inc.
(a) (b)
................. 3,890,015 37,772,046
Teekay Corp. Ltd. ................... 1,436,542 9,955,236
Teekay Tankers Ltd. , Class A ............ 635,911 25,302,899
Uranium Energy Corp.
(a) (b)
.............. 10,691,222 71,524,275
Ur-Energy, Inc.
(a) (b)
................... 9,026,150 10,380,073
VAALCO Energy, Inc. ................. 2,783,925 12,165,752
Verde Clean Fuels, Inc. , Class A
(a) (b)
....... 96,452 392,077
Vital Energy, Inc.
(a) (b)
.................. 769,173 23,782,829
Vitesse Energy, Inc. .................. 620,151 15,503,775
W&T Offshore, Inc. ................... 2,660,511 4,416,448
World Kinect Corp. ................... 1,558,095 42,863,194
2,191,997,035
Paper & Forest Products — 0.1%
Clearwater Paper Corp.
(a) (b)
............. 437,335 13,019,463
Sylvamo Corp. ..................... 941,028 74,360,032
87,379,495
Passenger Airlines — 0.5%
Allegiant Travel Co. .................. 419,508 39,484,093
Blade Air Mobility, Inc. , Class A
(a) (b)
........ 1,447,722 6,152,819
Frontier Group Holdings, Inc.
(a) (b)
.......... 1,168,922 8,311,035
JetBlue Airways Corp.
(a) (b)
.............. 8,376,581 65,839,927
Joby Aviation, Inc. , Class A
(a) (b)
........... 11,563,108 94,008,068
SkyWest, Inc.
(a)
..................... 1,074,787 107,618,422
Sun Country Airlines Holdings, Inc.
(a) (b)
...... 1,056,210 15,399,542
Wheels Up Experience, Inc. , Class A
(a) (b)
.... 2,445,213 4,034,601
340,848,507
Personal Care Products — 0.3%
Beauty Health Co. (The) , Class A
(a) (b)
....... 2,069,132 3,289,920
Edgewell Personal Care Co. ............ 1,302,423 43,761,413
Herbalife Ltd.
(a) (b)
.................... 2,719,711 18,194,867
Honest Co., Inc. (The)
(a)
............... 2,218,942 15,377,268
Interparfums, Inc. .................... 488,403 64,229,879
Medifast, Inc.
(a)
..................... 326,415 5,751,432
Nature's Sunshine Products, Inc.
(a)
........ 330,434 4,844,162
Nu Skin Enterprises, Inc. , Class A ......... 1,397,435 9,628,327
Olaplex Holdings, Inc.
(a) (b)
.............. 3,822,933 6,613,674
USANA Health Sciences, Inc.
(a)
.......... 302,293 10,849,296
Veru, Inc.
(a) (b)
....................... 3,411,189 2,218,978
Waldencast plc , Class A
(a) (b)
............. 630,334 2,533,943
187,293,159
Pharmaceuticals — 1.7%
Alto Neuroscience, Inc.
(a) (b)
.............. 553,591 2,341,690
Alumis, Inc.
(a) (b)
..................... 333,556 2,621,750
Amneal Pharmaceuticals, Inc. , Class A
(a)
.... 4,344,917 34,411,743
Amphastar Pharmaceuticals, Inc.
(a) (b)
....... 1,026,564 38,116,321
ANI Pharmaceuticals, Inc.
(a) (b)
............ 484,908 26,805,714
Aquestive Therapeutics, Inc.
(a) (b)
.......... 2,007,781 7,147,700
Arvinas, Inc.
(a) (b)
..................... 1,730,570 33,175,027
Atea Pharmaceuticals, Inc.
(a) (b)
........... 2,068,527 6,929,565
Avadel Pharmaceuticals plc , ADR
(a) (b)
...... 2,486,566 26,133,809
Axsome Therapeutics, Inc.
(a) (b)
........... 985,363 83,371,563
BioAge Labs, Inc.
(a) (b)
................. 329,474 1,907,654
Biote Corp. , Class A
(a)
................. 703,990 4,350,658
Cassava Sciences, Inc.
(a) (b)
............. 1,092,894 2,579,230
Collegium Pharmaceutical, Inc.
(a) (b)
........ 838,164 24,013,399
Contineum Therapeutics, Inc. , Class A
(a) (b)
... 250,638 3,671,847
Corcept Therapeutics, Inc.
(a) (b)
........... 2,168,857 109,288,704
CorMedix, Inc.
(a) (b)
................... 1,645,962 13,332,292
Edgewise Therapeutics, Inc.
(a) (b)
.......... 1,955,942 52,223,651
Enliven Therapeutics, Inc.
(a) (b)
............ 956,334 21,517,515
Security
Shares
Shares Value
Pharmaceuticals (continued)
Esperion Therapeutics, Inc.
(a) (b)
........... 4,931,024 $ 10,848,253
Evolus, Inc.
(a) (b)
..................... 1,486,510 16,411,070
EyePoint Pharmaceuticals, Inc.
(a) (b)
........ 1,734,788 12,924,171
Fulcrum Therapeutics, Inc.
(a) (b)
........... 1,699,696 7,988,571
Harmony Biosciences Holdings, Inc.
(a) (b)
..... 1,002,636 34,500,705
Harrow, Inc.
(a) (b)
..................... 826,514 27,729,545
Innoviva, Inc.
(a) (b)
.................... 1,453,750 25,222,563
Ligand Pharmaceuticals, Inc.
(a) (b)
.......... 464,897 49,813,714
Liquidia Corp.
(a) (b)
.................... 1,689,798 19,872,025
Lyra Therapeutics, Inc.
(a) (b)
.............. 2,428,418 501,226
MBX Biosciences, Inc.
(a) (b)
.............. 270,381 4,983,122
MediWound Ltd.
(a) (b)
.................. 215,686 3,839,211
Mind Medicine MindMed, Inc.
(a) (b)
......... 2,157,795 15,018,253
Nektar Therapeutics
(a)
................. 5,013,699 4,662,740
Neumora Therapeutics, Inc.
(a) (b)
.......... 2,262,846 23,986,168
Nuvation Bio, Inc. , Class A
(a) (b)
........... 4,888,567 13,003,588
Ocular Therapeutix, Inc.
(a) (b)
............. 4,197,315 35,845,070
Omeros Corp.
(a) (b)
.................... 1,469,605 14,519,697
Pacira BioSciences, Inc.
(a) (b)
............. 1,223,759 23,055,620
Phathom Pharmaceuticals, Inc.
(a) (b)
........ 1,034,618 8,401,098
Phibro Animal Health Corp. , Class A ....... 553,010 11,613,210
Pliant Therapeutics, Inc.
(a) (b)
............. 1,528,862 20,135,113
Prestige Consumer Healthcare, Inc.
(a) (b)
..... 1,326,082 103,553,743
Rapport Therapeutics, Inc.
(a) (b)
........... 234,673 4,163,099
Revance Therapeutics, Inc.
(a) (b)
........... 2,822,306 8,579,810
Scilex Holding Co. , (Acquired 01/06/23 , cost
$ 14,991,359 )
(a) (b) (e)
................. 1,430,473 604,701
scPharmaceuticals, Inc.
(a) (b)
............. 895,866 3,171,366
Septerna, Inc.
(a)
..................... 467,236 10,699,704
SIGA Technologies, Inc. ............... 1,260,769 7,577,222
Supernus Pharmaceuticals, Inc.
(a) (b)
........ 1,342,899 48,559,228
Tarsus Pharmaceuticals, Inc.
(a) (b)
.......... 988,488 54,732,581
Telomir Pharmaceuticals, Inc.
(a) (b)
......... 409,185 1,685,842
Terns Pharmaceuticals, Inc.
(a) (b)
.......... 1,855,960 10,282,018
Theravance Biopharma, Inc.
(a) (b)
.......... 991,856 9,333,365
Third Harmonic Bio, Inc.
(a) (b)
............. 537,991 5,535,927
Trevi Therapeutics, Inc.
(a) (b)
............. 1,596,576 6,577,893
Ventyx Biosciences, Inc.
(a) (b)
............. 1,648,656 3,610,557
Verrica Pharmaceuticals, Inc.
(a) (b)
......... 565,500 395,850
WaVe Life Sciences Ltd.
(a) (b)
............. 2,467,906 30,527,997
Xeris Biopharma Holdings, Inc.
(a) (b)
........ 3,755,624 12,731,565
Zevra Therapeutics, Inc.
(a) (b)
............. 1,388,006 11,575,970
1,212,713,003
Professional Services — 2.2%
Alight, Inc. , Class A
(b)
................. 11,334,880 78,437,370
Asure Software, Inc.
(a) (b)
................ 631,689 5,944,194
Barrett Business Services, Inc.
(b)
.......... 698,238 30,331,459
BlackSky Technology, Inc.
(a) (b)
............ 647,859 6,990,399
CBIZ, Inc.
(a) (b)
....................... 1,285,520 105,194,102
Conduent, Inc.
(a)
.................... 4,364,860 17,634,034
CRA International, Inc. ................ 179,583 33,617,938
CSG Systems International, Inc. .......... 818,578 41,837,522
DLH Holdings Corp.
(a) (b)
................ 180,649 1,450,612
ExlService Holdings, Inc.
(a) (b)
............ 4,230,787 187,762,327
Exponent, Inc.
(b)
..................... 1,349,175 120,211,493
First Advantage Corp.
(a) (b)
.............. 1,606,432 30,088,471
FiscalNote Holdings, Inc. , Class A
(a) (b)
...... 1,509,133 1,614,772
Forrester Research, Inc.
(a)
.............. 327,588 5,133,304
Franklin Covey Co.
(a)
................. 284,437 10,689,142
Heidrick & Struggles International, Inc. ..... 548,988 24,325,658
HireQuest, Inc.
(b)
.................... 118,908 1,683,737
Huron Consulting Group, Inc.
(a) (b)
......... 470,495 58,463,709
IBEX Holdings Ltd.
(a)
.................. 239,888 5,155,193
ICF International, Inc.
(b)
................ 500,857 59,707,163

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Professional Services (continued)
Innodata, Inc.
(a) (b)
.................... 733,796 $ 28,999,618
Insperity, Inc. ....................... 971,640 75,311,816
Kelly Services, Inc. , Class A, NVS ........ 859,620 11,983,103
Kforce, Inc. ........................ 488,632 27,705,434
Korn Ferry ........................ 1,418,883 95,703,658
Legalzoom.com, Inc.
(a)
................ 3,456,726 25,960,012
Maximus, Inc. ...................... 1,616,242 120,652,465
Mistras Group, Inc.
(a)
................. 539,906 4,891,548
NV5 Global, Inc.
(a)
................... 1,492,153 28,112,163
Planet Labs PBC , Class A
(a) (b)
............ 5,715,684 23,091,363
Resources Connection, Inc. ............. 946,872 8,076,818
Spire Global, Inc. , Class A
(a) (b)
........... 586,132 8,246,877
TriNet Group, Inc. ................... 857,277 77,815,033
TrueBlue, Inc.
(a) (b)
.................... 832,972 6,996,965
TTEC Holdings, Inc. .................. 679,896 3,392,681
Upwork, Inc.
(a) (b)
..................... 3,335,880 54,541,638
Verra Mobility Corp. , Class A
(a) (b)
.......... 4,435,845 107,258,732
Willdan Group, Inc.
(a)
................. 349,383 13,307,999
WNS Holdings Ltd.
(a) (b)
................ 1,170,301 55,460,564
1,603,781,086
Real Estate Management & Development — 0.6%
American Realty Investors, Inc.
(a)
......... 34,274 503,142
Anywhere Real Estate, Inc.
(a)
............ 2,716,671 8,965,014
Compass, Inc. , Class A
(a) (b)
............. 9,908,149 57,962,672
Cushman & Wakefield plc
(a) (b)
............ 3,370,926 44,091,712
eXp World Holdings, Inc.
(b)
.............. 2,259,866 26,011,058
Forestar Group, Inc.
(a)
................. 506,294 13,123,140
FRP Holdings, Inc.
(a)
.................. 315,618 9,667,379
Kennedy-Wilson Holdings, Inc. ........... 3,092,613 30,895,204
Marcus & Millichap, Inc. ............... 652,417 24,961,474
Maui Land & Pineapple Co., Inc.
(a) (b)
....... 197,220 4,334,896
Newmark Group, Inc. , Class A ........... 3,637,264 46,593,352
Offerpad Solutions, Inc. , Class A
(a) (b)
....... 171,443 488,613
Opendoor Technologies, Inc.
(a) (b)
.......... 17,003,833 27,206,133
RE/MAX Holdings, Inc. , Class A
(a)
......... 516,612 5,512,250
Real Brokerage, Inc. (The)
(a)
............ 2,722,045 12,521,407
Redfin Corp.
(a) (b)
..................... 3,228,743 25,410,207
RMR Group, Inc. (The) , Class A .......... 453,550 9,361,272
St. Joe Co. (The) .................... 973,540 43,741,152
Star Holdings
(a) (b)
.................... 349,046 3,396,218
Stratus Properties, Inc.
(a)
............... 149,573 3,105,135
Tejon Ranch Co.
(a) (b)
.................. 545,023 8,665,866
Transcontinental Realty Investors, Inc.
(a)
.... 30,102 897,341
407,414,637
Residential REITs — 0.5%
Apartment Investment & Management Co. ,
Class A
(a)
....................... 3,708,974 33,714,574
BRT Apartments Corp. ................ 330,645 5,961,529
Centerspace ....................... 450,732 29,815,922
Clipper Realty, Inc. ................... 365,697 1,674,892
Elme Communities ................... 2,381,023 36,358,221
Independence Realty Trust, Inc. .......... 6,107,965 121,182,026
NexPoint Residential Trust, Inc. .......... 611,522 25,531,043
UMH Properties, Inc. ................. 1,918,728 36,225,585
Veris Residential, Inc. ................. 2,101,376 34,945,883
325,409,675
Retail REITs — 1.4%
Acadia Realty Trust
(b)
................. 3,240,089 78,280,550
Alexander's, Inc. .................... 58,005 11,604,480
CBL & Associates Properties, Inc. ......... 598,657 17,606,502
Curbline Properties Corp. .............. 2,580,790 59,925,944
FrontView REIT, Inc. .................. 354,749 6,431,599
Getty Realty Corp. ................... 1,331,679 40,123,488
Security
Shares
Shares Value
Retail REITs (continued)
InvenTrust Properties Corp. ............. 2,087,474 $ 62,895,592
Kite Realty Group Trust ................ 5,911,525 149,206,891
Macerich Co. (The) .................. 6,425,820 128,002,335
NETSTREIT Corp. ................... 1,999,375 28,291,156
Phillips Edison & Co., Inc. .............. 3,305,562 123,826,353
Retail Opportunity Investments Corp. ...... 3,361,685 58,358,852
Saul Centers, Inc. ................... 281,695 10,929,766
SITE Centers Corp.
(b)
................. 1,298,773 19,858,239
Tanger, Inc. ........................ 2,886,632 98,520,750
Urban Edge Properties ................ 3,498,629 75,220,524
Whitestone REIT .................... 1,323,500 18,753,995
987,837,016
Semiconductors & Semiconductor Equipment — 2.6%
ACM Research, Inc. , Class A
(a) (b)
.......... 1,372,317 20,721,987
Aehr Test Systems
(a) (b)
................. 732,398 12,179,779
Alpha & Omega Semiconductor Ltd.
(a) (b)
..... 640,860 23,731,046
Ambarella, Inc.
(a) (b)
................... 1,017,139 73,986,691
Axcelis Technologies, Inc.
(a) (b)
............ 873,684 61,044,301
CEVA, Inc.
(a)
....................... 617,004 19,466,476
Cohu, Inc.
(a) (b)
...................... 1,248,627 33,338,341
Credo Technology Group Holding Ltd.
(a) (b)
.... 3,753,179 252,251,161
Diodes, Inc.
(a)
...................... 1,225,390 75,569,801
Everspin Technologies, Inc.
(a)
............ 483,403 3,088,945
FormFactor, Inc.
(a) (b)
.................. 2,073,163 91,219,172
GCT Semiconductor Holding, Inc.
(a) (b)
...... 207,150 482,659
Ichor Holdings Ltd.
(a)
................... 892,221 28,747,361
Impinj, Inc.
(a) (b)
...................... 615,535 89,412,614
indie Semiconductor, Inc. , Class A
(a) (b)
...... 4,375,080 17,719,074
Kulicke & Soffa Industries, Inc. ........... 1,450,899 67,698,947
MaxLinear, Inc.
(a) (b)
................... 2,140,123 42,331,633
Navitas Semiconductor Corp.
(a) (b)
......... 3,286,069 11,731,266
NVE Corp. ........................ 115,374 9,394,905
PDF Solutions, Inc.
(a) (b)
................ 817,000 22,124,360
Penguin Solutions, Inc.
(a) (b)
.............. 1,413,853 27,131,839
Photronics, Inc.
(a)
.................... 1,647,500 38,815,100
Power Integrations, Inc. ............... 1,509,140 93,113,938
QuickLogic Corp.
(a) (b)
.................. 373,055 4,215,522
Rambus, Inc.
(a) (b)
.................... 2,865,365 151,463,194
Rigetti Computing, Inc.
(a) (b)
.............. 4,219,158 64,384,351
Semtech Corp.
(a) (b)
................... 1,947,561 120,456,648
Silicon Laboratories, Inc.
(a) (b)
............. 862,589 107,150,806
SiTime Corp.
(a) (b)
.................... 498,661 106,977,744
SkyWater Technology, Inc.
(a) (b)
........... 724,443 9,997,313
Synaptics, Inc.
(a)
.................... 1,061,670 81,026,654
Ultra Clean Holdings, Inc.
(a)
............. 1,190,255 42,789,667
Veeco Instruments, Inc.
(a) (b)
............. 1,477,556 39,598,501
1,843,361,796
Software — 6.6%
8x8, Inc.
(a) (b)
........................ 3,442,911 9,192,572
A10 Networks, Inc. ................... 1,886,719 34,715,630
ACI Worldwide, Inc.
(a)
................. 2,862,588 148,596,943
Adeia, Inc. ........................ 2,947,435 41,205,141
Agilysys, Inc.
(a) (b)
.................... 602,983 79,418,891
Airship AI Holdings, Inc.
(a) (b)
............. 306,801 1,920,574
Alarm.com Holdings, Inc.
(a) (b)
............ 1,268,779 77,141,763
Alkami Technology, Inc.
(a)
.............. 1,440,937 52,853,569
Altair Engineering, Inc. , Class A
(a)
......... 1,463,858 159,721,546
Amplitude, Inc. , Class A
(a) (b)
............. 2,079,196 21,935,518
Appian Corp. , Class A
(a) (b)
.............. 1,090,028 35,949,124
Arteris, Inc.
(a) (b)
...................... 744,326 7,584,682
Asana, Inc. , Class A
(a) (b)
................ 2,182,140 44,231,978
AudioEye, Inc.
(a) (b)
................... 190,426 2,896,380
Aurora Innovation, Inc. , Class A
(a) (b)
........ 25,750,838 162,230,279

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
AvePoint, Inc. , Class A
(a) (b)
.............. 3,469,737 $ 57,285,358
Bit Digital, Inc.
(a) (b)
.................... 3,302,745 9,677,043
Blackbaud, Inc.
(a) (b)
................... 1,090,267 80,592,537
BlackLine, Inc.
(a) (b)
................... 1,546,325 93,954,707
Blend Labs, Inc. , Class A
(a)
............. 6,397,421 26,933,142
Box, Inc. , Class A
(a) (b)
................. 3,767,455 119,051,578
Braze, Inc. , Class A
(a) (b)
................ 1,775,577 74,361,165
C3.ai, Inc. , Class A
(a) (b)
................ 2,966,446 102,134,736
Cerence, Inc.
(a) (b)
.................... 1,110,536 8,717,708
Cipher Mining, Inc.
(a) (b)
................. 5,482,436 25,438,503
Cleanspark, Inc.
(a) (b)
.................. 6,702,667 61,731,563
Clear Secure, Inc. , Class A ............. 2,359,662 62,861,396
Clearwater Analytics Holdings, Inc. , Class A
(a)
. 4,800,182 132,101,009
Commvault Systems, Inc.
(a)
............. 1,171,273 176,756,808
Consensus Cloud Solutions, Inc.
(a) (b)
....... 501,792 11,972,757
CS Disco, Inc.
(a) (b)
.................... 796,051 3,972,295
Daily Journal Corp.
(a) (b)
................ 36,916 20,967,919
Digimarc Corp.
(a) (b)
................... 412,516 15,448,724
Digital Turbine, Inc.
(a) (b)
................ 2,706,744 4,574,397
Domo, Inc. , Class B
(a) (b)
................ 946,875 6,703,875
D-Wave Quantum, Inc.
(a) (b)
.............. 2,665,032 22,386,269
E2open Parent Holdings, Inc. , Class A
(a) (b)
... 5,460,118 14,523,914
eGain Corp.
(a)
...................... 485,080 3,022,048
Enfusion, Inc. , Class A
(a) (b)
.............. 1,268,568 13,066,250
EverCommerce, Inc.
(a) (b)
............... 598,985 6,594,825
Freshworks, Inc. , Class A
(a) (b)
............ 5,555,446 89,831,562
Hut 8 Corp.
(a) (b)
..................... 2,184,707 44,764,646
Intapp, Inc.
(a) (b)
...................... 1,432,008 91,777,393
InterDigital, Inc. ..................... 680,572 131,840,408
Jamf Holding Corp.
(a) (b)
................ 2,194,419 30,831,587
Kaltura, Inc.
(a)
...................... 2,500,773 5,501,701
Life360, Inc.
(a) (b)
..................... 276,730 11,420,647
LiveRamp Holdings, Inc.
(a) (b)
............. 1,773,328 53,855,971
Logility Supply Chain Solutions, Inc. , Class A . 852,471 9,445,379
MARA Holdings, Inc.
(a) (b)
............... 7,637,981 128,088,941
Matterport, Inc. , Class A
(a) (b)
............. 7,161,686 33,946,392
Meridianlink, Inc.
(a) (b)
.................. 880,194 18,176,006
Mitek Systems, Inc.
(a) (b)
................ 1,213,908 13,510,796
N-able, Inc.
(a)
....................... 1,880,128 17,560,396
NCR Voyix Corp.
(a) (b)
.................. 3,971,319 54,963,055
NextNav, Inc.
(a) (b)
.................... 2,068,830 32,190,995
Olo, Inc. , Class A
(a) (b)
.................. 2,806,712 21,555,548
ON24, Inc.
(a)
....................... 729,208 4,710,684
OneSpan, Inc.
(a)
..................... 1,028,819 19,074,304
Ooma, Inc.
(a) (b)
...................... 638,053 8,971,025
Pagaya Technologies Ltd. , Class A
(a) (b)
...... 982,167 9,124,331
PagerDuty, Inc.
(a) (b)
................... 2,410,460 44,015,000
Porch Group, Inc.
(a) (b)
................. 2,120,196 10,431,364
Prairie Operating Co.
(a) (b)
............... 104,415 722,552
Progress Software Corp. ............... 1,140,799 74,323,055
PROS Holdings, Inc.
(a) (b)
............... 1,242,500 27,285,300
Q2 Holdings, Inc.
(a) (b)
.................. 1,595,309 160,567,851
Qualys, Inc.
(a) (b)
..................... 993,558 139,316,703
Rapid7, Inc.
(a) (b)
..................... 1,662,783 66,893,760
Red Violet, Inc.
(a)
.................... 286,455 10,369,671
Rekor Systems, Inc.
(a) (b)
................ 1,920,940 2,996,666
ReposiTrak, Inc.
(b)
................... 306,137 6,774,812
Rimini Street, Inc.
(a)
.................. 1,354,594 3,616,766
Riot Platforms, Inc.
(a) (b)
................ 7,672,043 78,331,559
Roadzen, Inc.
(a) (b)
.................... 850,630 1,854,373
Sapiens International Corp. NV .......... 825,576 22,183,227
SEMrush Holdings, Inc. , Class A
(a)
........ 991,063 11,773,829
Silvaco Group, Inc.
(a) (b)
................ 165,098 1,333,992
SolarWinds Corp. ................... 1,453,521 20,712,674
SoundHound AI, Inc. , Class A
(a) (b)
......... 8,275,579 164,187,487
Security
Shares
Shares Value
Software (continued)
SoundThinking, Inc.
(a)
................. 272,152 $ 3,554,305
Sprinklr, Inc. , Class A
(a) (b)
............... 3,159,745 26,699,845
Sprout Social, Inc. , Class A
(a) (b)
........... 1,351,952 41,518,446
SPS Commerce, Inc.
(a)
................ 1,006,146 185,120,803
Telos Corp.
(a) (b)
...................... 1,543,518 5,278,832
Tenable Holdings, Inc.
(a)
............... 3,187,714 125,532,177
Terawulf, Inc.
(a) (b)
.................... 7,224,094 40,888,372
Varonis Systems, Inc.
(a) (b)
............... 2,959,290 131,481,255
Verint Systems, Inc.
(a) (b)
................ 1,646,883 45,206,938
Vertex, Inc. , Class A
(a) (b)
................ 1,472,124 78,537,815
Viant Technology, Inc. , Class A
(a) (b)
........ 429,481 8,155,844
Weave Communications, Inc.
(a)
.......... 1,083,933 17,256,213
WM Technology, Inc. , Class A
(a) (b)
......... 2,032,195 2,804,429
Workiva, Inc. , Class A
(a) (b)
.............. 1,354,303 148,296,179
Xperi, Inc.
(a) (b)
...................... 1,234,931 12,682,741
Yext, Inc.
(a) (b)
....................... 2,853,934 18,151,020
Zeta Global Holdings Corp. , Class A
(a)
...... 4,803,099 86,407,751
Zuora, Inc. , Class A
(a) (b)
................ 3,703,037 36,734,127
4,727,564,616
Specialized REITs — 0.4%
Farmland Partners, Inc. ............... 1,148,936 13,511,487
Four Corners Property Trust, Inc. ......... 2,660,443 72,204,423
Gladstone Land Corp. ................ 813,922 8,831,054
Outfront Media, Inc. .................. 4,032,186 71,530,980
PotlatchDeltic Corp. .................. 2,189,058 85,920,527
Safehold, Inc.
(b)
..................... 1,444,507 26,694,489
Uniti Group, Inc. .................... 6,558,892 36,073,906
314,766,866
Specialty Retail — 2.4%
1-800-Flowers.com, Inc. , Class A
(a) (b)
....... 644,640 5,266,709
Abercrombie & Fitch Co. , Class A
(a)
........ 1,349,995 201,783,753
Academy Sports & Outdoors, Inc.
(b)
........ 1,851,249 106,502,355
American Eagle Outfitters, Inc. ........... 4,774,451 79,590,098
America's Car-Mart, Inc.
(a) (b)
............. 186,398 9,552,897
Arhaus, Inc. , Class A ................. 1,385,894 13,027,404
Arko Corp. ........................ 2,122,173 13,985,120
Asbury Automotive Group, Inc.
(a) (b)
......... 530,480 128,922,554
BARK, Inc.
(a) (b)
...................... 3,502,939 6,445,408
Beyond, Inc.
(a) (b)
..................... 1,261,747 6,220,413
Boot Barn Holdings, Inc.
(a) (b)
............. 794,496 120,620,383
Buckle, Inc. (The) ................... 815,176 41,419,093
Build-A-Bear Workshop, Inc. ............ 329,685 15,178,697
Caleres, Inc. ....................... 930,350 21,546,906
Camping World Holdings, Inc. , Class A ..... 1,546,058 32,590,903
Citi Trends, Inc.
(a) (b)
................... 172,213 4,520,591
Designer Brands, Inc. , Class A ........... 1,146,109 6,120,222
Destination XL Group, Inc.
(a) (b)
........... 1,413,607 3,802,603
EVgo, Inc. , Class A
(a) (b)
................ 2,681,314 10,859,322
Foot Locker, Inc.
(a)
................... 2,242,338 48,793,275
Genesco, Inc.
(a) (b)
.................... 286,678 12,255,484
Group 1 Automotive, Inc.
(b)
.............. 356,355 150,196,505
GrowGeneration Corp.
(a) (b)
.............. 1,535,337 2,594,720
Haverty Furniture Cos., Inc. ............. 398,377 8,867,872
J Jill, Inc. ......................... 147,178 4,065,056
Lands' End, Inc.
(a) (b)
.................. 385,883 5,070,503
Leslie's, Inc.
(a) (b)
..................... 4,907,903 10,944,624
MarineMax, Inc.
(a)
.................... 582,321 16,858,193
Monro, Inc. ........................ 797,925 19,788,540
National Vision Holdings, Inc.
(a)
.......... 2,090,220 21,780,092
ODP Corp. (The)
(a) (b)
.................. 890,692 20,254,336
OneWater Marine, Inc. , Class A
(a) (b)
........ 317,339 5,515,352
Petco Health & Wellness Co., Inc.
(a) (b)
...... 2,265,699 8,632,313
RealReal, Inc. (The)
(a) (b)
................ 2,668,640 29,168,235

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Specialty Retail (continued)
Revolve Group, Inc. , Class A
(a) (b)
.......... 1,031,951 $ 34,560,039
RumbleON, Inc. , Class B
(a) (b)
............ 383,143 2,080,466
Sally Beauty Holdings, Inc.
(a) (b)
........... 2,762,543 28,868,574
Shoe Carnival, Inc. ................... 484,152 16,015,748
Signet Jewelers Ltd.
(b)
................. 1,140,276 92,031,676
Sleep Number Corp.
(a) (b)
............... 572,526 8,725,296
Sonic Automotive, Inc. , Class A .......... 394,367 24,983,149
Stitch Fix, Inc. , Class A
(a) (b)
.............. 2,748,731 11,847,031
ThredUp, Inc. , Class A
(a) (b)
.............. 2,151,617 2,990,748
Tile Shop Holdings, Inc.
(a) (b)
............. 693,068 4,802,961
Tilly's, Inc. , Class A
(a) (b)
................ 472,387 2,007,645
Torrid Holdings, Inc.
(a) (b)
................ 469,019 2,452,969
Upbound Group, Inc. ................. 1,432,611 41,789,263
Urban Outfitters, Inc.
(a)
................ 1,697,045 93,133,830
Victoria's Secret & Co.
(a) (b)
.............. 2,107,063 87,274,549
Warby Parker, Inc. , Class A
(a) (b)
........... 2,381,993 57,668,051
Winmark Corp. ..................... 74,070 29,114,695
Zumiez, Inc.
(a) (b)
..................... 422,432 8,098,021
1,741,185,242
Technology Hardware, Storage & Peripherals — 0.5%
CompoSecure, Inc. , Class A
(b)
........... 672,419 10,308,183
Corsair Gaming, Inc.
(a) (b)
............... 1,248,511 8,252,658
CPI Card Group, Inc.
(a)
................ 131,589 3,933,195
Diebold Nixdorf, Inc.
(a) (b)
................ 692,879 29,821,512
Eastman Kodak Co.
(a) (b)
................ 1,665,849 10,944,628
Immersion Corp. .................... 836,530 7,302,907
IonQ, Inc.
(a) (b)
....................... 5,392,387 225,240,005
Turtle Beach Corp.
(a)
.................. 451,402 7,813,769
Xerox Holdings Corp. ................. 3,111,001 26,225,738
329,842,595
Textiles, Apparel & Luxury Goods — 0.6%
Figs, Inc. , Class A
(a) (b)
................. 3,436,128 21,269,632
G-III Apparel Group Ltd.
(a)
.............. 1,054,479 34,397,105
Hanesbrands, Inc.
(a)
.................. 9,521,775 77,507,248
Kontoor Brands, Inc. .................. 1,480,843 126,478,801
Movado Group, Inc. .................. 422,615 8,317,063
Oxford Industries, Inc. ................ 395,427 31,151,739
Rocky Brands, Inc. ................... 194,839 4,442,329
Steven Madden Ltd. .................. 1,929,287 82,033,283
Superior Group of Cos., Inc. ............ 357,162 5,903,888
Vera Bradley, Inc.
(a) (b)
................. 663,735 2,608,479
Wolverine World Wide, Inc. ............. 2,139,649 47,500,208
441,609,775
Tobacco — 0.1%
Ispire Technology, Inc.
(a) (b)
.............. 503,322 2,531,710
Turning Point Brands, Inc. .............. 459,159 27,595,456
Universal Corp. ..................... 649,175 35,600,757
65,727,923
Trading Companies & Distributors — 2.5%
Alta Equipment Group, Inc. , Class A ....... 740,504 4,842,896
Applied Industrial Technologies, Inc. ....... 1,037,127 248,360,803
Beacon Roofing Supply, Inc.
(a)
........... 1,664,364 169,066,095
BlueLinx Holdings, Inc.
(a)
............... 226,041 23,092,349
Boise Cascade Co. .................. 1,051,213 124,947,177
Custom Truck One Source, Inc.
(a) (b)
........ 1,329,472 6,394,760
Distribution Solutions Group, Inc.
(a) (b)
....... 267,627 9,206,369
DNOW, Inc.
(a)
...................... 2,817,275 36,652,748
DXP Enterprises, Inc.
(a) (b)
............... 333,733 27,573,020
EVI Industries, Inc. ................... 137,435 2,247,062
FTAI Aviation Ltd.
(b)
.................. 2,728,811 393,057,936
GATX Corp. ....................... 947,019 146,750,064
Global Industrial Co. .................. 344,587 8,542,312
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
GMS, Inc.
(a) (b)
....................... 1,078,169 $ 91,461,076
H&E Equipment Services, Inc. ........... 872,397 42,712,557
Herc Holdings, Inc. ................... 756,353 143,200,314
Hudson Technologies, Inc.
(a)
............ 1,159,688 6,471,059
Karat Packaging, Inc. ................. 165,746 5,015,474
McGrath RentCorp ................... 645,910 72,225,656
MRC Global, Inc.
(a)
................... 2,276,360 29,091,881
Rush Enterprises, Inc. , Class A .......... 1,630,972 89,360,956
Rush Enterprises, Inc. , Class B .......... 241,028 13,121,564
Titan Machinery, Inc.
(a) (b)
............... 548,308 7,747,592
Transcat, Inc.
(a) (b)
.................... 238,698 25,239,927
Willis Lease Finance Corp.
(b)
............ 76,578 15,893,764
Xometry, Inc. , Class A
(a) (b)
.............. 1,148,833 49,009,216
1,791,284,627
Transportation Infrastructure — 0.0%
Sky Harbour Group Corp. , Class A
(a) (b)
...... 275,493 3,286,631
Water Utilities — 0.3%
American States Water Co. ............. 982,517 76,361,221
Cadiz, Inc.
(a) (b)
...................... 1,107,182 5,757,346
California Water Service Group .......... 1,556,954 70,576,725
Consolidated Water Co. Ltd. ............ 389,294 10,078,822
Global Water Resources, Inc. ............ 229,019 2,633,718
Middlesex Water Co. ................. 496,150 26,112,375
Pure Cycle Corp.
(a) (b)
.................. 510,438 6,472,354
SJW Group ........................ 866,396 42,644,011
York Water Co. (The) ................. 308,997 10,110,382
250,746,954
Wireless Telecommunication Services — 0.2%
Gogo, Inc.
(a) (b)
...................... 1,695,693 13,718,156
Spok Holdings, Inc. .................. 467,743 7,507,275
Telephone & Data Systems, Inc. .......... 2,645,889 90,251,274
111,476,705
Total Common Stocks — 99 .9%
(Cost: $ 92,974,141,225 ) ............................ 71,813,512,454
Rights
Biotechnology — 0.0%
(a)(d)
Contra Aduro Biotech I, CVR
(b)
.......... 272,340 128,000
Contra Chinook Therape, CVR
(b)
......... 1,316,575 1,105,923
Inhibrx, Inc., CVR ................... 794,436 889,768
Oncternal Therapeutics, Inc., CVR
(b)
....... 13,273 13,605
2,137,296
Total Rights — 0.0%
(Cost: $ 1,055,069 ) ............................... 2,137,296
Warrants
Health Care Equipment & Supplies — 0.0%
(a) (b)
Pulse Biosciences, Inc. ( 1 Share for 1 Warrant,
Expires 06/26/29 , Strike Price USD 11.00 ) . 39,821 127,626
Pulse Biosciences, Inc. ( 1 Share for 1 Warrant,
Expires 06/27/29 ) ................. 39,821 127,626

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels — 0.0%
Chord Energy Corp. ( Issued/Exercisable
09/01/20 , 1 Share for 1 Warrant, Expires
09/01/25 , Strike Price USD 133.70 )
(a) (b)
... 46,322 $ 157,495
Total Warrants — 0.0%
(Cost: $ 3,782,609 ) ............................... 412,747
Total Long-Term Investments — 99.9%
(Cost: $ 92,978,978,903 ) ............................ 71,816,062,497
Short-Term Securities
Money Market Funds — 9.2%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.63%
(f) (g) (h)
................ 6,617,334,774 6,620,643,442
Total Short-Term Securities — 9 .2%
(Cost: $ 6,616,273,876 ) ............................ 6,620,643,442
Total Investments — 109 .1%
(Cost: $ 99,595,252,779 ) ............................ 78,436,705,939
Liabilities in Excess of Other Assets — (9.1) % ............. (6,528,330,862)
Net Assets — 100.0% ...............................
$ 71,908,375,077
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $604,701, representing less than 0.05% of its net assets as of period end, and an original cost of $14,991,359.
(f)
Affiliate of the Fund.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(h)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/24
Shares
Held at
12/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 7,033,688,348 $ — $ (413,272,267)
(a)
$ 30,453 $ 196,908 $ 6,620,643,442 6,617,334,774 $ 59,664,377
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares
(c)
............. 173,435,949 — (173,435,949)
(a)
— — — — 5,101,087 —
$ 30,453 $ 196,908 $ 6,620,643,442 $ 64,765,464 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Russell 2000 ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 1,265 03/21/25 $ 142,300 $ (71,598)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 71,812,907,750 $ 604,701 $ 3 $ 71,813,512,454
Rights ................................................ — — 2,137,296 2,137,296
Warrants .............................................. 157,495 255,252 — 412,747
Short-Term Securities
Money Market Funds ...................................... 6,620,643,442 — — 6,620,643,442
$ 78,433,708,687 $ 859,953 $ 2,137,299 $ 78,436,705,939
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (71,598) $ — $ — $ (71,598)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
CVR Contingent Value Rights
NVS Non-Voting Shares
REIT Real Estate Investment Trust